UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1.                        SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.	598	39,689
Alcoa, Inc.	2,354	66,006
Allegheny Technologies, Inc.	274	17,040
Ball Corp.	283	11,447
Bemis Co.	281	9,234
Dow Chemical Co.	2,612	101,816
Du Pont EI de Nemours	2,507	107,400
Eastman Chemical Co.	224	12,100
Ecolab, Inc.	486	20,811
Freeport-McMoran Copper Cl B	534	28,441
Hercules, Inc.*	305	4,810
International Paper Co.	1,236	42,803
Intl. Flavors & Fragrances	219	8,659
Louisiana-Pacific Corp.	286	5,368
MeadWestvaco Corp.	493	13,069
Monsanto Co.	1,476	69,387
Newmont Mining Corp. Hldg. Co.	1,223	52,283
Nucor Corp.	838	41,473
PPG Industries, Inc.	449	30,119
Pactiv Corp.*	375	10,658
Phelps Dodge Corp.	555	46,924
Praxair, Inc.	877	51,883
Rohm & Haas Co.	390	18,467
Sealed Air Corp.	219	11,852
Sigma-Aldrich Corp.	181	13,696
Temple-Inland, Inc.	300	12,030
United States Steel Group	335	19,323
Vulcan Materials Co.	262	20,502
Weyerhaeuser Co.	667	41,041
		928,331
CONSUMER, CYCLICAL (5.5%)
Amazon.com, Inc.*	855	27,463
AutoZone, Inc.*	143	14,772
Autonation, Inc.*	417	8,715
Bed Bath & Beyond, Inc.*	768	29,384
Best Buy Co., Inc.	1,106	59,237
Big Lots, Inc.*	296	5,864
Black & Decker Corp.	201	15,949

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	255	7,953
Carnival Corp.	1,210	56,906
Centex Corp.	322	16,944
Circuit City Group, Inc.	383	9,617
Clear Channel Communications*	1,350	38,948
Coach, Inc.*	995	34,228
Comcast Corp. Cl A*	5,691	209,713
D.R. Horton, Inc.	741	17,747
Darden Restaurants, Inc.	397	16,861
Dillard’s, Inc. Cl A	164	5,368
Disney (Walt) Co.	5,684	175,692
Dollar General Corp.	844	11,504
Dow Jones & Co.	177	5,937
EW Scripps Co. Cl A	225	10,784
Eastman Kodak Co.	781	17,494
Family Dollar Stores, Inc.	412	12,047
Federated Dept Stores	1,478	63,864
Ford Motor Co.*	5,116	41,388
Fortune Brands, Inc.	410	30,795
Gannett Co., Inc.	645	36,655
Gap, Inc.	1,465	27,762
General Motors Corp.	1,538	51,154
Genuine Parts Co.	466	20,099
Goodyear Tire & Rubber Co.*	482	6,989
Harley-Davidson, Inc.	713	44,741
Harman Intl. Inds	177	14,769
Harrah’s Entertainment, Inc.	505	33,547
Hasbro, Inc.	445	10,124
Hilton Hotels Corp.	1,049	29,215
Home Depot, Inc.	5,613	203,584
International Game Technology	923	38,305
Interpublic Grp. of Cos., Inc.	1,199	11,870
Johnson Controls, Inc.	528	37,879
Jones Apparel Group, Inc.	308	9,992
KB Home	214	9,373
Kohl’s Corp.*	890	57,779
Leggett & Platt	492	12,315
Lennar Corp.	376	17,014

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Limited Brands, Inc.	924	24,477
Liz Claiborne, Inc.	281	11,102
Lowe’s Companies, Inc.	4,155	116,589
Marriott International, Inc.	934	36,090
Mattel, Inc.	1,028	20,252
McDonald’s Corp.	3,335	130,465
McGraw-Hill Cos., Inc.	957	55,535
Meredith Corp.	106	5,229
NIKE, Inc. Cl B	521	45,650
New York Times Co. Cl A	393	9,031
Newell Rubbermaid, Inc.	749	21,212
News Corp, Inc.	6,355	124,876
Nordstrom, Inc.	621	26,268
Office Depot, Inc.*	770	30,569
OfficeMax, Inc.	202	8,229
Omnicom Group, Inc.	467	43,711
Penney (J.C.) Co., Inc.	610	41,718
Pulte Homes, Inc.	576	18,351
RadioShack Corp.	366	7,064
Sears Holding Corp.*	226	35,728
Sherwin-Williams Co.	305	17,013
Snap-On, Inc.	158	7,039
Stanley Works	220	10,967
Staples, Inc.	1,972	47,979
Starbucks Corp.*	2,056	70,007
TJX Companies, Inc.	1,222	34,253
Target Corp.	2,338	129,175
Tiffany & Co.	376	12,483
Time Warner, Inc.	11,060	201,624
Tribune Co.	518	16,949
Univision Communications, Inc.	682	23,420
V F Corp.	240	17,508
Wendy’s International, Inc.	320	21,440
Whirlpool Corp.	211	17,747
Windstream Corp.	1,289	17,002
Wyndham Worldwide Corp.*	541	15,132

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Yum! Brands, Inc.	736	38,309
eBay, Inc.*	3,195	90,610
		3,219,143
CONSUMER, NON-CYCLICAL (5.5%)
Alberto-Culver Co. Cl A*	212	10,725
Altria Group, Inc.	5,693	435,799
Anheuser-Busch Cos., Inc.	2,091	99,343
Archer-Daniels-Midland Co.	1,783	67,540
Avon Products, Inc.	1,216	37,283
Brown-Forman Corp. Cl B	214	16,403
CVS Corp.	2,234	71,756
Campbell Soup Co.	627	22,886
Clorox Co.	411	25,893
Coca-Cola Co.	5,542	247,617
Coca-Cola Enterprises	750	15,623
Colgate-Palmolive Co.	1,404	87,188
ConAgra Foods, Inc.	1,389	34,003
Constellation Brands, Inc. Cl A	574	16,520
Costco Wholesale Corp.	1,270	63,094
Dean Foods Co.*	364	15,295
Estee Lauder Co. Cl A	351	14,156
FNMA	2,632	147,155
General Mills, Inc.	956	54,110
Heinz (H.J.) Co.	900	37,737
Hershey Food Corp.	481	25,709
Kellogg Co.	680	33,674
Kimberly Clark Corp.	1,244	81,308
Kroger Co.	1,965	45,470
McCormick & Co., Inc.	356	13,521
Molson Coors Brewing Co.	124	8,544
Pepsi Bottling Group, Inc.	369	13,100
PepsiCo, Inc.	4,484	292,626
Proctor & Gamble Co.	8,635	535,197
Reynolds American, Inc.	466	28,878
Safeway, Inc.	1,209	36,693
Sara Lee Corp.	2,067	33,217
Supervalu, Inc.	576	17,078
Sysco Corp.	1,682	56,263

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Tyson Foods, Inc.	685	10,878
UST, Inc.	434	23,796
Wal-Mart Stores, Inc.	6,689	329,901
Walgreen Co.	2,741	121,673
Whole Foods Market, Inc.	384	22,821
Wrigley (Wm.) Jr. Co.	596	27,452
		3,277,925
ENERGY (5.2%)
Anadarko Petroleum	1,250	54,788
Apache Corp.	892	56,374
Ashland, Inc.	172	10,970
BJ Services Co.	814	24,526
Baker Hughes, Inc.	895	61,039
Chesapeake Energy Corp.	1,029	29,820
ChevronTexaco Corp.	5,978	387,733
ConocoPhillips	4,481	266,754
Consol Energy, Inc.	499	15,833
Devon Energy Corp.	1,195	75,464
EOG Resources, Inc.	660	42,933
El Paso Corp.	1,893	25,821
Exxon Mobil Corp.	16,168	1,084,873
HESS Corp.	653	27,047
Halliburton Co.	2,804	79,774
Kinder Morgan, Inc.	291	30,511
Marathon Oil Corp.	974	74,901
Murphy Oil Corp.	508	24,155
Nabors Industries, Ltd.*	859	25,555
National-Oilwell, Inc.*	477	27,928
Noble Corporation*	373	23,939
Occidental Petroleum	2,343	112,722
Rowan Cos., Inc.	300	9,489
Schlumberger, Ltd.	3,220	199,737
Smith International, Inc.	552	21,418
Sunoco, Inc.	355	22,077
Transocean, Inc.*	857	62,758
Valero Energy Corp.	1,666	85,749
Weatherford Int’l., Ltd.*	941	39,259
Williams Cos., Inc.	1,620	38,669

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
XTO Energy, Inc.	995	41,919
		3,084,535

FINANCIAL (12.1%)
Ace, Ltd.	880	48,162
Aflac, Inc.	1,346	61,593
Allstate Corp.	1,712	107,394
AmSouth Bancorporation	932	27,065
Ambac Financial Group, Inc.	286	23,667
American Express Co.	3,304	185,288
American Int’l. Group, Inc.	7,068	468,326
Ameriprise Financial, Inc.	662	31,048
Aon Corp.	855	28,959
Apartment Investment & Mgmt. Co.	261	14,201
Archstone-Smith Trust	579	31,521
BB & T Corp.	1,461	63,963
Bank of America Corp.	12,308	659,340
Bank of New York Co., Inc.	2,075	73,165
Bear Stearns Cos., Inc.	327	45,813
Boston Properties	311	32,139
CIT Group, Inc.	541	26,309
Capital One Financial Corp.	833	65,524
Charles Schwab Corp.	2,812	50,335
Chicago Mercantile Exchange	97	46,390
Chubb Corp.	1,117	58,039
Cincinnati Financial Corp.	469	22,540
Citigroup, Inc.	13,445	667,813
Comerica, Inc.	441	25,102
Commerce Bancorp (N.J.)	507	18,612
Compass Bancshares, Inc.	350	19,943
Countrywide Financial Corp.	1,664	58,307
E*Trade Financial Corp.*	1,162	27,795
Equity Office Properties	952	37,852
Equity Residential	791	40,009
Federated Investors, Inc.	246	8,317
Fifth Third Bancorp	1,517	57,767
First Tennessee Natl. Bank	336	12,771
Franklin Resources, Inc.	453	47,905

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Freddie Mac	1,879	124,634
Genworth Financial, Inc.	1,237	43,307
Golden West Financial Corp.	723	55,852
Goldman Sachs Group, Inc.	1,177	199,113
Hartford Fin, Svc .Gp., Inc.	827	71,742
Huntington Bancshares, Inc.	646	15,459
J.P. Morgan Chase & Co.	9,441	443,349
Janus Capital Group	562	11,083
KeyCorp.	1,098	41,109
Kimco Realty Corp.	589	25,250
Legg Mason, Inc.	358	36,108
Lehman Brothers Hlds.	1,461	107,909
Lincoln National Corp.	777	48,236
Loews Corp.	1,243	47,110
M & T Bank Corp.	211	25,312
MBIA, Inc.	366	22,487
MGIC Investment Corp.	230	13,793
Marsh & McLennan Cos., Inc.	1,497	42,141
Marshall & Ilsley Corp.	692	33,341
Mellon Financial Corp.	1,119	43,753
Merrill Lynch & Co., Inc.	2,411	188,588
MetLife, Inc.	2,065	117,044
Moody’s Corp.	644	42,105
Morgan Stanley	2,915	212,533
National City Corp.	1,645	60,207
North Fork Bancorp, Inc.	1,267	36,287
Northern Trust Corp.	510	29,799
PNC Financial Services Group	801	58,024
Plum Creek Timber Co.	487	16,577
Principal Financial Group, Inc.	732	39,733
Progressive Corp. of Ohio	2,100	51,534
Prologis Trust	667	38,059
Prudential Financial, Inc.	1,319	100,574
Public Storage, Inc.	328	28,205
Realogy Corp.*	577	13,086
Regions Financial Corp.	1,236	45,472
SLM Corporation	1,115	57,958
Safeco Corp.	316	18,622

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Simon Property Group	601	54,463
Sovereign Bancorp, Inc.	975	20,972
St. Paul Travelers Co., Inc.	1,879	88,106
State Street Corp.	899	56,098
Suntrust Banks, Inc.	992	76,662
Synovus Financial Corp.	881	25,875
T. Rowe Price Group, Inc.	712	34,069
Torchmark Corp.	272	17,166
UNUM Provident Corp.	932	18,071
US Bancorp	4,833	160,552
Vornado Realty Trust	331	36,079
Wachovia Corp.	4,453	248,477
Washington Mutual, Inc.	2,620	113,891
Wells Fargo & Company	9,157	331,300
XL Capital Limited	488	33,526
Zions Bancorporation	287	22,905
		7,136,681
HEALTHCARE (7.0%)
Abbott Laboratories	4,155	201,767
Aetna, Inc.	1,490	58,930
Allergan, Inc.	409	46,057
Amerisource Bergen Corp.	548	24,770
Amgen, Inc.*	3,183	227,680
Applera Corp.-Applied Biosys	495	16,389
Bard (C.R.), Inc.	282	21,150
Barr Pharmaceuticals, Inc.*	289	15,011
Bausch & Lomb, Inc.	146	7,319
Baxter International, Inc.	1,773	80,601
Becton Dickinson & Co.	668	47,208
Biogen Idec, Inc.*	934	41,731
Biomet, Inc.	664	21,374
Boston Scientific Corp.*	3,204	47,387
Bristol-Myers Squibb Co.	5,348	133,272
CIGNA Corp.	302	35,129
Cardinal Health, Inc.	1,103	72,511
Caremark Rx, Inc.	1,161	65,794
Coventry Health Care*	432	22,257
Express Scripts, Inc.*	375	28,309

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Forest Laboratories, Inc.*	865	43,778
Genzyme Corp. (Genl. Div)*	711	47,971
Gilead Sciences, Inc.*	1,242	85,325
HCA, Inc.	1,153	57,523
Health Management Associates	650	13,585
Hospira, Inc.*	429	16,418
Humana, Inc.*	446	29,476
IMS Health, Inc.	548	14,599
Johnson & Johnson	7,955	516,598
King Pharmaceuticals, Inc.*	661	11,257
Laboratory Corp. of America*	338	22,163
Lilly (Eli) & Co.	2,675	152,475
Manor Care, Inc.	198	10,351
McKesson Corp.	814	42,914
Medco Health Solutions*	799	48,028
Medimmune, Inc.*	651	19,016
Medtronic, Inc.	3,126	145,171
Merck & Co., Inc.	5,918	247,964
Millipore Corp.*	145	8,889
Mylan Laboratories, Inc.	569	11,454
Patterson Cos., Inc.*	378	12,705
PerkinElmer, Inc.	342	6,474
Pfizer, Inc.	19,830	562,379
Quest Diagnostics, Inc.	440	26,910
Schering-Plough Corp.	4,029	89,001
St. Jude Medical, Inc.*	959	33,843
Stryker Corp.	807	40,019
Tenet Healthcare Corp.*	1,282	10,435
Thermo Electron Corp.*	429	16,873
UnitedHealth Group, Inc.	3,663	180,220
Waters Corp.*	282	12,769
Watson Pharmaceuticals, Inc.*	280	7,328
WellPoint, Inc.*	1,686	129,906
Wyeth	3,660	186,074
Zimmer Holdings, Inc.*	664	44,820
		4,119,357

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (6.9%)
3M Company	2,048	152,412
Allied Waste Industries*	690	7,776
American Power Conversion	459	10,080
American Standard Cos.	475	19,936
Apollo Group, Inc. Cl A*	380	18,711
Avery Dennison Corp.	257	15,464
Block (H. & R.), Inc.	875	19,023
Boeing Co.	2,161	170,395
Burlington North Santa Fe	987	72,485
CBS Corp. Cl B	2,123	59,805
CSX Corp.	1,206	39,593
Caterpillar, Inc.	1,783	117,321
Cintas Corp.	370	15,107
Cooper Industries, Ltd.*	249	21,220
Cummins, Inc.	140	16,692
Danaher Corp.	644	44,223
Deere & Co.	629	52,779
Donnelley R.R. & Sons	588	19,380
Dover Corp.	554	26,282
Eaton Corp.	408	28,091
Emerson Electric Co.	1,111	93,168
Equifax, Inc.	342	12,555
FedEx Corp.	833	90,530
Fisher Scientific Intl.*	338	26,445
Fluor Corp.	234	17,992
General Dynamics Corp.	1,093	78,335
General Electric Co.	28,075	991,048
Goodrich Corporation	336	13,615
Google, Inc.*	579	232,700
Grainger (W.W.), Inc.	203	13,605
Honeywell International, Inc.	2,227	91,084
ITT Industries, Inc.	499	25,584
Illinois Tool Works, Inc.	1,143	51,321
Ingersoll Rand Co.*	875	33,233
L-3 Communications Hldgs., Inc.	335	26,241
Lockheed Martin Corp.	968	83,306

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Masco Corp.	1,083	29,696
Monster Worldwide, Inc.*	349	12,630
Navistar International Corp.*	168	4,338
Norfolk Southern	1,123	49,468
Northrop Grumman Corp.	937	63,782
PACCAR, Inc.	678	38,660
Pall Corp.	335	10,321
Parker Hannifin Corp.	326	25,340
Pitney Bowes, Inc.	606	26,888
Raytheon Co.	1,220	58,572
Robert Half Intl., Inc.	465	15,796
Rockwell Automation, Inc.	478	27,772
Rockwell Collins	468	25,665
Ryder System, Inc.	168	8,682
Southwest Airlines Co.	2,138	35,619
Starwood Hotels & Resort World	592	33,856
Textron, Inc.	343	30,013
Tyco International, Ltd.	5,479	153,357
Union Pacific Corp.	733	64,504
United Parcel Service Cl B	2,937	211,288
United Technologies Corp.	2,751	174,276
Verisign, Inc.*	667	13,473
Viacom Inc. Cl B*	1,929	71,720
Waste MGT, Inc.	1,470	53,920
		4,047,173
TECHNOLOGY (7.9%)
ADC Telecommunications, Inc.*	316	4,740
Adobe Systems, Inc.*	1,575	58,984
Advanced Micro Devices, Inc.*	1,321	32,827
Affiliated Computer Svcs.*	322	16,699
Agilent Technologies, Inc.*	1,111	36,319
Altera Corp.*	975	17,921
Analog Devices, Inc.	960	28,214
Apple Computer, Inc.*	2,313	178,170
Applied Materials, Inc.	3,785	67,108
Autodesk, Inc.*	630	21,911
Automatic Data Processing	1,511	71,531
Avaya, Inc.*	1,243	14,220

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
BMC Software, Inc.*	557	15,162
Broadcom Corp. Cl A*	1,275	38,684
CA Inc.	1,204	28,523
Ciena Corp.*	229	6,240
Cisco Systems, Inc.*	16,602	381,846
Citrix Systems, Inc.*	500	18,105
Computer Sciences Corp.*	465	22,841
Compuware Corp.*	1,013	7,891
Comverse Technology, Inc.*	549	11,771
Convergys Corp.*	374	7,723
Corning, Inc.*	4,242	103,547
Dell, Inc.*	6,178	141,106
EMC Corp.*	6,251	74,887
Electronic Arts, Inc.*	834	46,437
Electronic Data Systems Corp.	1,404	34,426
Embarq Corp.	406	19,638
First Data Corp.	2,081	87,402
Fiserv, Inc.*	476	22,415
Freescale Semiconductor Cl A*	1,104	41,963
Hewlett-Packard Co.	7,449	273,304
IBM Corp.	4,139	339,150
Intel Corp.	15,686	322,661
Intuit, Inc.*	926	29,715
JDS Uniphase Corp.*	4,582	10,035
Jabil Circuit, Inc.	502	14,342
Juniper Networks, Inc.*	1,539	26,594
KLA Tencor Corp.	541	24,058
LSI Logic Corp.*	1,087	8,935
Lexmark Int’l, Inc.*	273	15,741
Linear Technology Corp.	823	25,612
Lucent Technologies*	12,189	28,522
Maxim Integrated Products, Inc.	872	24,477
Micron Technology, Inc.*	1,985	34,539
Microsoft Corp.	23,489	641,944
Molex, Inc. Cl A	389	15,159
Motorola, Inc.	6,663	166,575
NCR Corp.*	490	19,345
NVIDIA Corporation*	959	28,377

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
National Semiconductor Corp.	810	19,059
Network Appliance, Inc.*	1,013	37,491
Novell, Inc.*	918	5,618
Novellus Systems, Inc.*	335	9,266
Oracle Corp.*	10,969	194,590
PMC Sierra, Inc.*	568	3,374
Parametric Technology Corp.*	302	5,273
Paychex, Inc.	921	33,939
QLogic Corp.*	434	8,203
Qualcomm, Inc.	4,492	163,284
Sabre Group Holdings, Inc.	356	8,327
Sandisk Corp.*	531	28,430
Sanmina Corp.*	1,449	5,419
Solectron Corp.*	2,487	8,108
Sun Microsystems, Inc.*	9,544	47,434
Symantec Corp.*	2,690	57,243
Symbol Technologies, Inc.	687	10,209
Tektronix, Inc.	224	6,480
Tellabs, Inc.*	1,216	13,327
Teradyne, Inc.*	536	7,054
Texas Instruments, Inc.	4,168	138,586
Unisys Corp.*	935	5,292
Xerox Corp.*	2,660	41,390
Xilinx, Inc.	924	20,282
Yahoo!, Inc.*	3,381	85,472
		4,671,486
TELECOMMUNICATIONS (1.9%)
AT&T	10,563	343,931
Alltel Corp.	1,056	58,608
BellSouth Corp.	4,938	211,100
CenturyTel, Inc.	317	12,575
Citizens Communications Co.	873	12,257
Qwest Communications Intl.*	4,352	37,949
Sprint Nextel Corp.	8,125	139,344
Verizon Communications	7,883	292,696
		1,108,460

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (1.9%)
AES Corp.*	1,799	36,682
Allegheny Energy, Inc.*	448	17,996
Ameren Corp.	560	29,562
American Electric Power, Inc.	1,067	38,807
CMS Energy Corp.*	599	8,650
Centerpoint Energy, Inc.	848	12,143
Consolidated Edison, Inc.	670	30,954
Constellation Energy Group	489	28,949
DTE Energy Co.	483	20,049
Dominion Resources, Inc.	960	73,430
Duke Energy Corp.	3,408	102,922
Dynergy, Inc.*	1,029	5,701
Edison International	886	36,893
Entergy Corp.	567	44,356
Exelon Corp.	1,821	110,243
FPL Group, Inc.	1,100	49,500
FirstEnergy Corp.	897	50,106
Keyspan Corporation	476	19,583
NiSource, Inc.	742	16,131
Nicor, Inc.	121	5,174
PG & E Corp.	947	39,443
PPL Corporation	1,036	34,084
Peoples Energy Corp.	105	4,268
Pinnacle West Capital Corp.	268	12,073
Progress Energy, Inc.	685	31,085
Public Svc. Enterprise Group	685	41,915
Sempra Energy	710	35,678
Southern Co.	2,019	69,575
TXU Corp.	1,255	78,463
Teco Energy, Inc.	568	8,889
Xcel Energy, Inc.	1,104	22,798
		1,116,102
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $29,803,954) 55.5%		32,709,193

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	4.91	10/26/06	200,000	199,284
U.S. Treasury Bill (a)	4.78	12/14/06	100,000	99,006
				298,290
U.S. GOVERNMENT AGENCIES (4.5%)
Federal Home Loan Bank	4.40	10/02/06	2,630,000	2,629,357

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,927,643) 5.0%				2,927,647

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $32,731,597) 60.5%				35,636,840

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
9 S&P 500 Stock Index Futures Contracts	December 2006	$3,027,150	$36,675

Face value of futures purchased and oustanding as a percentage of total investments in securities:  5.1%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (0.9%)
Cytec Industries, Inc.	966	53,700
Dow Chemical Co.	2,466	96,125
Glatfelter	1,351	18,306
Longview Fibre Co.	2,777	56,429
Lubrizol Corp.	1,318	60,272
Oregon Steel Mills, Inc.*	615	30,055
Phelps Dodge Corp.	1,939	164,233
TETRA Technologies*	1,600	27,872
		506,992
CONSUMER, CYCLICAL (4.5%)
AAR Corp.*	2,073	49,420
Aaron Rents, Inc.	1,174	26,979
Audiovox Corp. Cl A*	7,793	108,479
AutoZone, Inc.*	125	12,913
Belo Corporation	3,120	49,327
Best Buy Co., Inc.	1,196	64,058
CSK Auto Corp.*	2,073	29,229
Carnival Corp.	1,633	76,800
Charming Shoppes, Inc.*	1,635	23,348
Children’s Place Retail Stores	325	20,810
Circuit City Group, Inc.	1,748	43,892
Coach, Inc.*	1,046	35,982
Comcast Corp. Cl A*	2,086	76,869
Crown Holdings, Inc.*	7,030	130,758
Gamestop Corp.*	1,273	58,914
Gap, Inc.	5,311	100,643
Gymboree Corp.*	1,100	46,398
Hartmarx Corp.*	2,860	19,362
Hibbett Sporting Goods, Inc.*	2,370	62,047
Home Depot, Inc.	1,093	39,643
Home Solutions of America, Inc.	3,050	16,714
Hudson Highland Group*	1,871	18,336
ICT Group, Inc.*	450	14,162
International Game Technology	2,131	88,437
Jo-Ann Stores, Inc.*	1,960	32,771
Johnson Controls, Inc.	1,073	76,977
Kohl’s Corp.*	358	23,241
Landry’s Restaurant, Inc.	2,007	60,511

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lithia Motors, Inc. Cl A	763	18,861
Lone Star Steakhouse*	2,320	64,426
Marvel Entertainment Inc*	600	14,484
Modine Manufacturing Co.	1,690	41,118
Omnicom Group, Inc.	779	72,914
P.F. Changs China Bistro, Inc.	1,000	34,710
Payless Shoesource, Inc.*	3,693	91,956
Penney (J.C.) Co., Inc.	628	42,949
Pinnacle Entertainment, Inc.*	1,783	50,138
RC2 Corp.*	375	12,578
Rare Hospitality Int’l., Inc.*	675	20,628
Red Robin Gourmet Burgers*	1,124	51,828
Staples, Inc.	2,675	65,083
Starbucks Corp.*	2,188	74,501
Sunopta*	2,212	23,381
Sunterra Corporation*	5,298	60,026
Target Corp.	1,562	86,301
The Bombay Company, Inc.*	6,305	8,638
Tupperware Corp.	2,610	50,791
Tween Brands, Inc.*	625	23,500
V F Corp.	986	71,929
Wild Oaks Markets, Inc.*	2,430	39,293
Windstream Corp.	2,989	39,425
Winnebago Industries, Inc.	786	24,665
Wolverine World Wide, Inc.	5,768	163,292
		2,654,435
CONSUMER, NON-CYCLICAL (2.6%)
Alkermes, Inc.*	1,472	23,331
Boston Beer Co., Inc. Cl A*	580	19,053
CVS Corp.	2,289	73,523
Chattem, Inc.*	1,328	46,639
Colgate-Palmolive Co.	1,561	96,938
Conmed Corp.*	1,448	30,567
Flowers Foods, Inc.	930	24,998
Forrester Research Inc*	1,180	31,046
General Mills, Inc.	1,040	58,864
Hain Celestial Group Inc.*	750	19,170
Hershey Food Corp.	1,456	77,823

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Hologic, Inc.*	1,448	63,017
Longs Drug Stores Corp.	1,437	66,116
PepsiCo, Inc.	2,526	164,847
Proctor & Gamble Co.	5,067	314,053
Safeway, Inc.	3,000	91,050
Sovran Self-Storage, Inc.	312	17,332
Vector Group, Ltd.	3,917	63,526
Wal-Mart Stores, Inc.	3,262	160,882
Watson Wyatt Worldwide, Inc.	1,025	41,943
Whole Foods Market, Inc.	1,182	70,246
		1,554,964
ENERGY (3.0%)
CNX Gas Corp.*	3,200	74,144
Denbury Resources, Inc.*	1,685	48,697
Devon Energy Corp.	489	30,880
Ellora Energy, Inc.*	3,000	36,000
Exxon Mobil Corp.	9,090	609,939
Halliburton Co.	5,412	153,971
Helix Energy Solutions Group*	1,966	65,664
Holly Corp.	2,459	106,548
NS Group, Inc.*	403	26,014
Range Resources Corp.	6,061	152,980
Schlumberger, Ltd.	2,021	125,363
Transocean, Inc.*	1,688	123,612
Unisource Energy Corp.	1,908	63,594
Valero Energy Corp.	2,386	122,807
Whittier Energy*	9,100	56,875
		1,797,088
FINANCIAL (9.1%)
Acadia Realty Trust	1,237	31,544
Allstate Corp.	1,456	91,335
American Home Mortgage Inves.	872	30,407
American Int’l. Group, Inc.	2,563	169,824
AmericanWest Bancorp	1,163	24,714
Argonaut Group, Inc.*	1,003	31,123
Assured Guaranty Co.*	2,650	68,715
Asta Funding, Inc.	560	20,994
Bank Mutual Corp.	4,811	58,357

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Bank of America Corp.	6,060	324,634
Bank of the Ozarks	475	16,088
BankAtlantic Bancorp, Inc.	3,536	50,282
Banner Corporation	922	37,839
Bear Stearns Cos., Inc.	1,128	158,033
Brookline Bankcorp	5,448	74,910
Capital Lease Funding, Inc.	1,020	11,312
Capital One Financial Corp.	1,528	120,192
Choice Hotels Intl., Inc.	1,794	73,375
Citigroup, Inc.	7,052	350,273
Columbia Banking System	1,172	37,516
Conseco, Inc.*	2,413	50,649
Equity Inns, Inc.	4,252	67,692
Euronet Worldwide*	2,125	52,169
FBR Capital Markets Corp.*	4,000	60,000
First Financial Holdings, Inc.	1,095	37,471
First Niagara Financial Grp.	4,394	64,065
First State Bank Corporation	3,447	89,519
FirstFed Financial Corp.*	380	21,554
Friedman, Billings, Ramsey Grp.	1,590	12,768
Getty Realty Corp.	801	23,453
Glacier Bancorp, Inc.	2,040	69,707
Goldman Sachs Group, Inc.	647	109,453
Hartford Fin, Svc .Gp., Inc.	1,055	91,521
Highwoods Properties, Inc.	1,416	52,689
ISHARES Russel Midcap	2,513	181,765
ISHARES Russel Midcap	680	50,157
ISHARES Russel Midcap	690	49,659
Iberia Bank Corp.	316	19,276
Intl. Securities Exchange Inc.	600	28,134
JER Investors Trust, Inc.	1,896	32,535
Jackson Hewitt Tax Service	1,084	32,531
Jefferies Group	724	20,634
KNBT Bancorp, Inc.	3,474	55,862
Knight Capital Group, Inc.*	1,399	25,462
La Salle Hotel Properties	1,309	56,732
LandAmerica Financial Group	1,086	71,448
Lazard, Ltd. Cl A*	1,303	52,094

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Legg Mason, Inc.	497	50,127
MAF Bancorp	1,583	65,362
Medical Properties Trust Inc	5,522	73,940
Merrill Lynch & Co., Inc.	2,753	215,340
MetLife, Inc.	2,213	125,433
Mid-America Apt. Communities	789	48,303
Morgan Stanley	1,162	84,721
National Financial Partners	1,244	51,041
NewAlliance Bankshare	6,346	92,969
PHH Corp.*	3,510	96,174
Pennsylvania REIT	766	32,609
Phoenix Companies, Inc.	3,860	54,040
PrivateBancorp, Inc.	676	30,907
Prologis Trust	1,115	63,622
Provident Financial Services	3,704	68,561
Safeco Corp.	1,492	87,924
Santander Bancorp	1,431	27,032
Sterling Financial Corp.	1,584	51,369
Sws Group, Inc.	1,700	42,313
Taberna Realty Fin. Trust	6,100	90,890
Taylor Capital Gowth, Inc.	440	13,002
Texas Regional Bancshares	1,112	42,756
Tower Group, Inc.	1,635	54,527
Vintage Wine Trust, Inc.	6,160	55,440
Wachovia Corp.	3,341	186,428
Wells Fargo & Company	7,790	281,842
		5,347,138
HEALTHCARE (3.9%)
Abbott Laboratories	3,067	148,934
Adolor Corporation*	1,061	14,716
Advanced Medical Optics, Inc.*	340	13,447
Aetna, Inc.	1,885	74,552
Allscripts Healthcare Solution	1,800	40,464
Amgen, Inc.*	2,456	175,678
Arthrocare Corp.*	452	21,181
Caliper Life Sciences, Inc.*	3,548	17,314
Caremark Rx, Inc.	980	55,537
Conceptus, Inc.*	2,678	47,374

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
DJ Orthopedics, Inc.*	1,445	60,011
Digene Corp.*	903	38,964
Enzon, Inc.*	5,587	46,093
Genesis HealthCare Corp.*	636	30,293
Genzyme Corp. (Genl. Div)*	898	60,588
HCA, Inc.	1,307	65,206
Human Genome Sciences, Inc.*	2,843	32,808
Humana, Inc.*	563	37,209
Inverness Medical Innovations*	1,600	55,616
Johnson & Johnson	4,414	286,645
KOS Pharmaceuticals Inc Com*	1,675	82,779
Keryx Biopharmaceuticals, Inc.	813	9,618
Kyphon, Inc.*	752	28,140
Medimmune, Inc.*	616	17,993
Medtronic, Inc.	2,407	111,781
Myogen, Inc.*	824	28,906
Nuvasive, Inc.*	993	19,969
OSI Pharmaceuticals, Inc.*	131	5
PSS World Medical Inc.*	1,050	20,990
Pfizer, Inc.	7,086	200,959
Psychiatric Solutions*	1,328	45,272
Senomyx, Inc.*	813	12,496
St. Jude Medical, Inc.*	1,000	35,290
Steris Corp.	984	23,675
Theravance, Inc.*	1,112	30,068
Thoratec Corp.*	993	15,501
Valeant Pharmaceuticals	2,053	40,608
Ventana Medical Systems, Inc.*	1,257	51,323
Viasys Healthcare, Inc.*	1,458	39,716
Wyeth	3,406	173,161
		2,310,880
INDUSTRIAL (5.4%)
3M Company	1,340	99,723
Actuant Corp. Cl A	668	33,467
Acuity Brands, Inc.	873	39,634
Agnico-Eagle Mines, Ltd.	3,540	110,200
Allis-Chalmers Corp*	2,085	30,524
Apogee Enterprises, Inc.	4,252	64,673

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Aspect Medical Systems, Inc.*	1,148	19,596
Baker (Michael) Corp.*	711	14,476
Benchmark Electronics*	1,884	50,642
Boeing Co.	694	54,722
Bronco Drilling Co., Inc.*	1,649	28,989
Bucyrus International , Inc.	700	29,694
Champion Enterprises, Inc.*	8,948	61,741
Curtis Wright Corp. Cl B	894	27,133
Cymer, Inc.*	897	39,387
DIODES, Inc.*	304	13,124
EastGroup Properties, Inc.	343	17,102
Eclipsys Corp.*	1,399	25,056
FLIR Systems Inc.*	2,275	61,789
Felcor Lodging Trust, Inc.	600	12,030
Filenet Corp.*	632	22,013
Frozen Foods Express Ind.*	2,925	22,201
General Cable Corp.*	2,562	97,894
General Electric Co.	12,381	437,049
Genesee & Wyoming, Inc. Cl A*	1,834	42,585
Genlyte Group, Inc.*	708	50,410
Google, Inc.*	189	75,959
Granite Construction	527	28,115
Greenbrier Companies, Inc.	1,240	35,972
HUB Group, Inc. Cl A*	1,528	34,808
Harmonic, Inc.*	3,775	27,746
Healthcare Services Group	1,236	31,098
Heidrick & Struggles Intl., Inc.*	900	32,400
Hydril Company*	720	40,363
ICO, Inc.*	4,119	27,268
ITT Industries, Inc.	1,955	100,233
Illinois Tool Works, Inc.	1,259	56,529
Komag, Inc.*	700	22,372
Labor Ready, Inc.*	1,001	15,946
Ladish Co Inc*	725	20,938
Lincoln Electric Holdings	885	48,188
Littelfuse, Inc.*	957	33,208
Lockheed Martin Corp.	1,422	122,377
Miller (Herman), Inc.	1,137	38,897

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Moog, Inc. Cl A*	753	26,099
Northrop Grumman Corp.	1,547	105,304
RTI International Metals, Inc.*	675	29,417
RailAmerica, Inc.*	9,540	104,177
Regal-Beloit Corp.	966	42,021
Semitool, Inc.*	2,880	29,779
Siligan Holdings, Inc.	1,836	68,960
Starwood Hotels & Resort World	1,254	71,716
Texas Industries, Inc.	785	40,867
Tyco International, Ltd.	2,863	80,135
United Parcel Service Cl B	1,436	103,306
United Technologies Corp.	1,573	99,650
Universal Forest Products	1,144	56,113
Waste Connections Inc.*	873	33,095
Wright Express Corp*	1,075	25,865
		3,214,775
TECHNOLOGY (6.4%)
Activision, Inc.*	2,618	39,532
Adtran, Inc.	903	21,528
Akami Technologies*	852	42,591
Altiris, Inc.*	1,084	22,862
Anixter International, Inc.	1,368	77,251
Ansys, Inc.*	587	25,934
Apple Computer, Inc.*	1,522	117,240
Arris Group, Inc.*	4,759	54,538
Aspen Technology, Inc.*	2,798	30,554
Automatic Data Processing	1,409	66,702
Broadcom Corp. Cl A*	2,985	90,565
Checkpoint Systems*	891	14,710
Cisco Systems, Inc.*	9,206	211,738
CommScope, Inc.*	3,220	105,809
Computer Programs & Systems	723	23,693
Corning, Inc.*	4,392	107,209
Cypress Semiconductor Corp.*	1,600	28,432
Dell, Inc.*	2,520	57,557
Digital Insight Corporation*	813	23,837
Digitas*	2,831	27,234

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Dot Hill Systems*	5,780	22,542
EMC Corp.*	2,630	31,507
Electronics For Imaging, Inc.*	2,947	67,427
Equinix Inc*	300	18,030
Fairchild Semiconductor Intl.*	1,699	31,771
FormFactor, Inc.*	725	30,544
Freescale Semiconductor Cl A*	1,653	62,831
Global Imaging Systems., Inc.*	1,868	41,227
Hewlett-Packard Co.	3,367	123,535
IBM Corp.	1,545	126,597
Imation Corp.	881	35,372
Informatica Corp.*	1,580	21,472
Intel Corp.	7,562	155,550
Lecroy Corp.*	2,645	36,448
Marlin Business Services*	1,272	26,585
Medics Pharmaceutical Corp.	3,638	117,689
Microsemi Corp.*	1,177	22,186
Microsoft Corp.	13,297	363,403
Motorola, Inc.	2,428	60,700
Netlogic Microsystems, Inc.*	1,800	45,666
Neustar, Inc. Cl A*	813	22,561
Open Text Corp*	2,836	50,764
Oracle Corp.*	8,545	151,588
Palm, Inc.*	724	10,541
Parametric Technology Corp.*	1,908	33,314
Perot Systems Corp. Cl A*	1,772	24,436
Powerwave Technologies, Inc.*	5,545	42,142
Qualcomm, Inc.	2,797	101,671
Red Hat, Inc.*	1,453	30,629
Rogers Corp.*	1,392	85,956
SPSS, Inc.*	1,188	29,617
Sonosite, Inc.*	1,075	30,530
Syniverse Holdings, Inc.*	3,146	47,190
Tech Data Corp.*	1,670	61,005
Technitrol, Inc.	2,623	78,297
Texas Instruments, Inc.	1,372	45,619
Tibco Software, Inc.*	2,812	25,252

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
ValueClick , Inc.*	2,573	47,703
Varian Semiconductor Equip.*	1,580	57,986
Viasat, Inc.*	2,462	61,747
Wabtech	1,790	48,563
Website Pros, Inc.*	1,490	16,181
aQuantive, Inc.*	1,565	36,965
		3,770,855
TELECOMMUNICATIONS (0.7%)
AT&T	4,364	142,092
CT Communications, Inc.	1,317	28,605
Cincinnati Bell, Inc.*	5,434	26,192
Sprint Nextel Corp.	4,698	80,571
Verizon Communications	3,232	120,004
		397,464
UTILITIES (1.3%)
Avista Corp.	1,290	30,547
Constellation Energy Group	872	51,622
Dominion Resources, Inc.	1,444	110,452
Exelon Corp.	2,715	164,366
FirstEnergy Corp.	1,078	60,217
Northwestern Corp.	1,518	53,100
PNM Resources, Inc.	3,061	84,392
Sempra Energy	1,553	78,038
Sierra Pacific Resources*	4,569	65,519
Westar Energy, Inc.	2,243	52,733
		750,986

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $20,101,190) 37.8%		22,305,577

* Non-income producing security.

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.0%)
Quanta Capital Holdings	1,660	26,726

TOTAL PREFERRED STOCK (Cost: $41,500) 0.0% (1)		26,726

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	60,000	60,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				60,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.7%)
Federal Home Loan Bank	4.40	10/02/06	430,000	429,895

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $429,895) 0.7%				429,895

TOTAL ACTIVE ASSETS (Cost: $20,632,585) 38.6%				22,822,198

TEMPORARY CASH INVESTMENTS ** (Cost: $595,100) 1.0%				595,100

TOTAL INVESTMENTS (Cost: $53,959,282) 100.1%				59,054,138

OTHER NET ASSETS -0.1%				(45,157)

NET ASSETS 100.0%				$59,008,981

(1)      Less than 0.05%.

**      The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2006 was 4.79%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the All America Fund are:

Unrealized Appreciation	$10,825,913
Unrealized Depreciation	(5,958,327)
Net	$4,867,586
Cost of Investments	$54,186,552

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.7%)
Air Products & Chemicals, Inc.	1,184	78,582
Alcoa, Inc.	4,660	130,666
Allegheny Technologies, Inc.	541	33,645
Ball Corp.	560	22,652
Bemis Co.	561	18,434
Dow Chemical Co.	5,157	201,020
Du Pont EI de Nemours	4,955	212,272
Eastman Chemical Co.	442	23,877
Ecolab, Inc.	960	41,107
Freeport-McMoran Copper Cl B	1,056	56,243
Hercules, Inc.*	608	9,588
International Paper Co.	2,444	84,636
Intl. Flavors & Fragrances	421	16,646
Louisiana-Pacific Corp.	568	10,661
MeadWestvaco Corp.	974	25,821
Monsanto Co.	2,918	137,175
Newmont Mining Corp. Hldg. Co.	2,417	103,327
Nucor Corp.	1,657	82,005
PPG Industries, Inc.	886	59,433
Pactiv Corp.*	742	21,088
Phelps Dodge Corp.	1,096	92,831
Praxair, Inc.	1,733	102,524
Rohm & Haas Co.	772	36,554
Sealed Air Corp.	433	23,434
Sigma-Aldrich Corp.	357	27,014
Temple-Inland, Inc.	585	23,459
United States Steel Group	662	38,184
Vulcan Materials Co.	519	40,612
Weyerhaeuser Co.	1,324	81,466
		1,834,956
CONSUMER, CYCLICAL (9.5%)
Amazon.com, Inc.*	1,689	54,251
AutoZone, Inc.*	286	29,544
Autonation, Inc.*	824	17,222
Bed Bath & Beyond, Inc.*	1,517	58,040
Best Buy Co., Inc.	2,185	117,029
Big Lots, Inc.*	585	11,589
Black & Decker Corp.	398	31,581

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	498	15,533
Carnival Corp.	2,392	112,496
Centex Corp.	637	33,519
Circuit City Group, Inc.	758	19,033
Clear Channel Communications*	2,668	76,972
Coach, Inc.*	1,967	67,665
Comcast Corp. Cl A*	11,249	414,526
D.R. Horton, Inc.	1,464	35,063
Darden Restaurants, Inc.	785	33,339
Dillard’s, Inc. Cl A	327	10,703
Disney (Walt) Co.	11,235	347,274
Dollar General Corp.	1,677	22,858
Dow Jones & Co.	349	11,705
EW Scripps Co. Cl A	448	21,473
Eastman Kodak Co.	1,544	34,586
Family Dollar Stores, Inc.	815	23,831
Federated Dept Stores	2,922	126,260
Ford Motor Co.*	10,111	81,798
Fortune Brands, Inc.	811	60,914
Gannett Co., Inc.	1,274	72,401
Gap, Inc.	2,895	54,860
General Motors Corp.	3,040	101,110
Genuine Parts Co.	922	39,766
Goodyear Tire & Rubber Co.*	953	13,819
Harley-Davidson, Inc.	1,409	88,415
Harman Intl. Inds	350	29,204
Harrah’s Entertainment, Inc.	999	66,364
Hasbro, Inc.	879	19,997
Hilton Hotels Corp.	2,074	57,761
Home Depot, Inc.	11,095	402,416
International Game Technology	1,824	75,696
Interpublic Grp. of Cos., Inc.	2,369	23,453
Johnson Controls, Inc.	1,051	75,399
Jones Apparel Group, Inc.	602	19,529
KB Home	422	18,484
Kohl’s Corp.*	1,760	114,259
Leggett & Platt	971	24,304
Lennar Corp.	746	33,757

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Limited Brands, Inc.	1,826	48,371
Liz Claiborne, Inc.	555	21,928
Lowe’s Companies, Inc.	8,213	230,457
Marriott International, Inc.	1,847	71,368
Mattel, Inc.	2,032	40,030
McDonald’s Corp.	6,592	257,879
McGraw-Hill Cos., Inc.	1,892	109,793
Meredith Corp.	209	10,310
NIKE, Inc. Cl B	1,030	90,249
New York Times Co. Cl A	775	17,810
Newell Rubbermaid, Inc.	1,488	42,140
News Corp, Inc.	12,560	246,804
Nordstrom, Inc.	1,228	51,944
Office Depot, Inc.*	1,523	60,463
OfficeMax, Inc.	399	16,255
Omnicom Group, Inc.	923	86,393
Penney (J.C.) Co., Inc.	1,205	82,410
Pulte Homes, Inc.	1,137	36,225
RadioShack Corp.	729	14,070
Sears Holding Corp.*	447	70,666
Sherwin-Williams Co.	606	33,803
Snap-On, Inc.	311	13,855
Stanley Works	435	21,685
Staples, Inc.	3,905	95,009
Starbucks Corp.*	4,064	138,379
TJX Companies, Inc.	2,416	67,720
Target Corp.	4,618	255,145
Tiffany & Co.	743	24,668
Time Warner, Inc.	21,861	398,526
Tribune Co.	1,025	33,538
Univision Communications, Inc.	1,349	46,325
V F Corp.	473	34,505
Wendy’s International, Inc.	632	42,344
Whirlpool Corp.	417	35,074
Windstream Corp.	2,548	33,608
Wyndham Worldwide Corp*	1,077	30,124

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Yum! Brands, Inc.	1,455	75,733
eBay, Inc.*	6,315	179,093
		6,364,497
CONSUMER, NON-CYCLICAL (9.7%)
Alberto-Culver Co. Cl A*	419	21,197
Altria Group, Inc.	11,253	861,417
Anheuser-Busch Cos., Inc.	4,133	196,359
Archer-Daniels-Midland Co.	3,525	133,527
Avon Products, Inc.	2,408	73,829
Brown-Forman Corp. Cl B	422	32,346
CVS Corp.	4,415	141,810
Campbell Soup Co.	1,240	45,260
Clorox Co.	812	51,156
Coca-Cola Co.	10,954	489,425
Coca-Cola Enterprises	1,481	30,849
Colgate-Palmolive Co.	2,776	172,390
ConAgra Foods, Inc.	2,746	67,222
Constellation Brands, Inc.Cl A	1,134	32,637
Costco Wholesale Corp.	2,515	124,945
Dean Foods Co.*	717	30,128
Estee Lauder Co. Cl A	694	27,989
FNMA	5,203	290,900
General Mills, Inc.	1,896	107,314
Heinz (H.J.) Co.	1,782	74,719
Hershey Food Corp.	944	50,457
Kellogg Co.	1,343	66,505
Kimberly Clark Corp.	2,463	160,982
Kroger Co.	3,884	89,876
McCormick & Co., Inc.	709	26,928
Molson Coors Brewing Co.	245	16,881
Pepsi Bottling Group, Inc.	730	25,915
PepsiCo, Inc.	8,862	578,334
Proctor & Gamble Co.	17,067	1,057,813
Reynolds American Inc	921	57,074
Safeway, Inc.	2,390	72,537
Sara Lee Corp.	4,086	65,662
Supervalu, Inc.	1,138	33,742
Sysco Corp.	3,325	111,221

4

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Tyson Foods, Inc.	1,354	21,502
UST, Inc.	863	47,318
Wal-Mart Stores, Inc.	13,222	652,109
Walgreen Co.	5,418	240,505
Whole Foods Market, Inc.	759	45,107
Wrigley (Wm.) Jr. Co.	1,178	54,259
		6,480,146
ENERGY (9.1%)
Anadarko Petroleum	2,470	108,260
Apache Corp.	1,767	111,674
Ashland, Inc.	340	21,685
BJ Services Co.	1,608	48,449
Baker Hughes, Inc.	1,768	120,578
Chesapeake Energy Corp.	2,034	58,945
ChevronTexaco Corp.	11,815	766,321
ConocoPhillips	8,857	527,257
Consol Energy, Inc.	986	31,286
Devon Energy Corp.	2,371	149,729
EOG Resources, Inc.	1,304	84,825
El Paso Corp.	3,741	51,027
Exxon Mobil Corp.	31,955	2,144,180
HESS Corp.	1,297	53,722
Halliburton Co.	5,543	157,698
Kinder Morgan, Inc.	576	60,394
Marathon Oil Corp.	1,925	148,033
Murphy Oil Corp.	1,004	47,740
Nabors Industries, Ltd.*	1,699	50,545
National-Oilwell, Inc.*	943	55,213
Noble Corporation*	737	47,301
Occidental Petroleum	4,631	222,797
Rowan Cos., Inc.	590	18,662
Schlumberger, Ltd.	6,364	394,759
Smith International, Inc.	1,091	42,331
Sunoco, Inc.	701	43,595
Transocean, Inc.*	1,694	124,052
Valero Energy Corp.	3,292	169,439
Weatherford Int’l., Ltd.*	1,860	77,599
Williams Cos., Inc.	3,203	76,456

5

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
XTO Energy, Inc.	1,966	82,828
		6,097,380
FINANCIAL (21.1%)
Ace, Ltd.	1,748	95,668
Aflac, Inc.	2,667	122,042
Allstate Corp.	3,384	212,278
AmSouth Bancorporation	1,841	53,463
Ambac Financial Group, Inc.	569	47,085
American Express Co.	6,530	366,202
American Int’l. Group, Inc.	13,969	925,586
Ameriprise Financial, Inc.	1,307	61,298
Aon Corp.	1,690	57,240
Apartment Investment & Mgmt.Co.	520	28,293
Archstone-Smith Trust	1,152	62,715
BB & T Corp.	2,887	126,393
Bank of America Corp.	24,327	1,303,197
Bank of New York Co., Inc.	4,102	144,637
Bear Stearns Cos., Inc.	645	90,365
Boston Properties	614	63,451
CIT Group, Inc.	1,068	51,937
Capital One Financial Corp.	1,645	129,396
Charles Schwab Corp.	5,559	99,506
Chicago Mercantile Exchange	191	91,346
Chubb Corp.	2,208	114,728
Cincinnati Financial Corp.	931	44,744
Citigroup, Inc.	26,575	1,319,980
Comerica, Inc.	868	49,407
Commerce Bancorp (N.J.)	1,002	36,783
Compass Bancshares, Inc.	696	39,658
Countrywide Financial Corp.	3,290	115,282
E*Trade Financial Corp.*	2,296	54,920
Equity Office Properties	1,882	74,828
Equity Residential	1,564	79,107
Federated Investors, Inc.	487	16,465
Fifth Third Bancorp	2,999	114,202
First Tennessee Natl. Bank	663	25,201
Franklin Resources, Inc.	896	94,752
Freddie Mac	3,714	246,350

6

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Genworth Financial, Inc.	2,446	85,634
Golden West Financial Corp.	1,429	110,390
Goldman Sachs Group, Inc.	2,320	392,474
Hartford Fin, Svc .Gp., Inc.	1,635	141,836
Huntington Bancshares, Inc.	1,277	30,559
J.P. Morgan Chase & Co.	18,660	876,274
Janus Capital Group	1,111	21,909
KeyCorp.	2,168	81,170
Kimco Realty Corp.	1,164	49,901
Legg Mason, Inc.	706	71,207
Lehman Brothers Hlds.	2,888	213,308
Lincoln National Corp.	1,543	95,789
Loews Corp.	2,457	93,120
M & T Bank Corp.	422	50,623
MBIA, Inc.	721	44,298
MGIC Investment Corp.	454	27,226
Marsh & McLennan Cos., Inc.	2,958	83,268
Marshall & Ilsley Corp.	1,367	65,862
Mellon Financial Corp.	2,214	86,567
Merrill Lynch & Co., Inc.	4,765	372,718
MetLife, Inc.	4,082	231,368
Moody’s Corp.	1,273	83,229
Morgan Stanley	5,762	420,107
National City Corp.	3,251	118,987
North Fork Bancorp, Inc.	2,504	71,715
Northern Trust Corp.	1,007	58,839
PNC Financial Services Group	1,583	114,673
Plum Creek Timber Co.	963	32,781
Principal Financial Group Inc.	1,447	78,543
Progressive Corp. of Ohio	4,151	101,866
Prologis Trust	1,318	75,205
Prudential Financial, Inc.	2,607	198,784
Public Storage, Inc.	653	56,151
Realogy Corp.*	1,136	25,764
Regions Financial Corp.	2,444	89,915
SLM Corporation	2,204	114,564
Safeco Corp.	625	36,831
Simon Property Group	1,189	107,747

7

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Sovereign Bancorp, Inc.	1,928	41,471
St. Paul Travelers Co., Inc.	3,714	174,149
State Street Corp.	1,780	111,072
Suntrust Banks, Inc.	1,961	151,546
Synovus Financial Corp.	1,742	51,163
T. Rowe Price Group, Inc.	1,407	67,325
Torchmark Corp.	532	33,575
UNUM Provident Corp.	1,841	35,697
US Bancorp	9,553	317,351
Vornado Realty Trust	655	71,395
Wachovia Corp.	8,794	490,705
Washington Mutual, Inc.	5,179	225,131
Wells Fargo & Company	18,099	654,822
XL Capital Limited	969	66,570
Zions Bancorporation	573	45,731
		14,107,410
HEALTHCARE (12.1%)
Abbott Laboratories	8,212	398,775
Aetna, Inc.	2,944	116,435
Allergan, Inc.	811	91,327
Amerisource Bergen Corp.	1,083	48,952
Amgen, Inc.*	6,292	450,067
Applera Corp.-Applied Biosys	980	32,448
Bard (C.R.), Inc.	558	41,850
Barr Pharmaceuticals, Inc.*	570	29,606
Bausch & Lomb, Inc.	288	14,437
Baxter International, Inc.	3,507	159,428
Becton Dickinson & Co.	1,315	92,931
Biogen Idec, Inc.*	1,847	82,524
Biomet, Inc.	1,316	42,362
Boston Scientific Corp.*	6,332	93,650
Bristol-Myers Squibb Co.	10,571	263,429
CIGNA Corp.	596	69,327
Cardinal Health, Inc.	2,180	143,313
Caremark Rx, Inc.	2,295	130,058
Coventry Health Care*	854	43,998
Express Scripts, Inc.*	736	55,561
Forest Laboratories, Inc.*	1,709	86,492

8

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Genzyme Corp. (Genl. Div)*	1,405	94,795
Gilead Sciences, Inc.*	2,456	168,727
HCA, Inc.	2,279	113,699
Health Management Associates	1,288	26,919
Hospira, Inc.*	844	32,300
Humana, Inc.*	887	58,622
IMS Health, Inc.	1,083	28,851
Johnson & Johnson	15,723	1,021,052
King Pharmaceuticals, Inc.*	1,307	22,258
Laboratory Corp. of America*	673	44,129
Lilly (Eli) & Co.	5,286	301,302
Manor Care, Inc.	396	20,703
McKesson Corp.	1,609	84,826
Medco Health Solutions*	1,580	94,974
Medimmune, Inc.*	1,287	37,593
Medtronic, Inc.	6,178	286,906
Merck & Co., Inc.	11,697	490,104
Millipore Corp.*	284	17,409
Mylan Laboratories, Inc.	1,133	22,807
Patterson Cos., Inc.*	747	25,107
PerkinElmer, Inc.	677	12,816
Pfizer, Inc.	39,190	1,111,428
Quest Diagnostics, Inc.	868	53,087
Schering-Plough Corp.	7,962	175,881
St. Jude Medical, Inc.*	1,896	66,910
Stryker Corp.	1,595	79,096
Tenet Healthcare Corp.*	2,533	20,619
Thermo Electron Corp.*	847	33,313
UnitedHealth Group, Inc.	7,240	356,208
Waters Corp.*	551	24,949
Watson Pharmaceuticals, Inc.*	546	14,289
WellPoint, Inc.*	3,332	256,731
Wyeth	7,233	367,726
Zimmer Holdings, Inc.*	1,305	88,088
		8,141,194
INDUSTRIAL (11.9%)
3M Company	4,049	301,327
Allied Waste Industries*	1,363	15,361

9

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
American Power Conversion	907	19,918
American Standard Cos.	938	39,368
Apollo Group, Inc. Cl A*	750	36,930
Avery Dennison Corp.	507	30,506
Block (H. & R.), Inc.	1,729	37,588
Boeing Co.	4,276	337,163
Burlington North Santa Fe	1,950	143,208
CBS Corp. Cl B	4,196	118,201
CSX Corp.	2,384	78,267
Caterpillar, Inc.	3,525	231,945
Cintas Corp.	737	30,092
Cooper Industries, Ltd.*	490	41,758
Cummins, Inc.	283	33,742
Danaher Corp.	1,272	87,348
Deere & Co.	1,243	104,300
Donnelley R.R. & Sons	1,163	38,332
Dover Corp.	1,090	51,710
Eaton Corp.	803	55,287
Emerson Electric Co.	2,195	184,073
Equifax, Inc.	681	25,000
FedEx Corp.	1,647	178,996
Fisher Scientific Intl.*	669	52,343
Fluor Corp.	468	35,985
General Dynamics Corp.	2,168	155,381
General Electric Co.	55,490	1,958,797
Goodrich Corporation	670	27,148
Google, Inc.*	1,145	460,176
Grainger (W.W.), Inc.	408	27,344
Honeywell International, Inc.	4,402	180,042
ITT Industries, Inc.	989	50,706
Illinois Tool Works, Inc.	2,259	101,429
Ingersoll Rand Co.*	1,729	65,667
L-3 Communications Hldgs., Inc	661	51,776
Lockheed Martin Corp.	1,914	164,719
Masco Corp.	2,140	58,679
Monster Worldwide, Inc.*	687	24,863
Navistar International Corp.*	332	8,572
Norfolk Southern	2,224	97,967

10

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Northrop Grumman Corp.	1,852	126,066
PACCAR, Inc.	1,338	76,293
Pall Corp.	668	20,581
Parker Hannifin Corp.	644	50,058
Pitney Bowes, Inc.	1,187	52,667
Raytheon Co.	2,412	115,800
Robert Half Intl., Inc.	919	31,218
Rockwell Automation, Inc.	946	54,963
Rockwell Collins	917	50,288
Ryder System, Inc.	333	17,209
Southwest Airlines Co.	4,225	70,389
Starwood Hotels & Resort World	1,171	66,969
Textron, Inc.	679	59,413
Tyco International, Ltd.	10,829	303,104
Union Pacific Corp.	1,448	127,424
United Parcel Service Cl B	5,811	418,043
United Technologies Corp.	5,437	344,434
Verisign, Inc.*	1,318	26,624
Viacom, Inc. Cl B*	3,813	141,767
Waste MGT Inc.	2,905	106,555
		8,001,879
TECHNOLOGY (13.8%)
ADC Telecommunications, Inc.*	627	9,405
Adobe Systems, Inc.*	3,113	116,582
Advanced Micro Devices, Inc.*	2,612	64,908
Affiliated Computer Svcs.*	634	32,879
Agilent Technologies, Inc.*	2,197	71,820
Altera Corp.*	1,931	35,492
Analog Devices, Inc.	1,897	55,753
Apple Computer, Inc.*	4,572	352,181
Applied Materials, Inc.	7,482	132,656
Autodesk, Inc.*	1,245	43,301
Automatic Data Processing	2,986	141,357
Avaya, Inc.*	2,456	28,097
BMC Software, Inc.*	1,102	29,996
Broadcom Corp. Cl A*	2,521	76,487
CA Inc.	2,380	56,382
Ciena Corp.*	453	12,344

11

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Cisco Systems, Inc.*	32,814	754,722
Citrix Systems, Inc.*	988	35,775
Computer Sciences Corp.*	923	45,338
Compuware Corp.*	2,002	15,596
Comverse Technology, Inc.*	1,086	23,284
Convergys Corp.*	749	15,467
Corning, Inc.*	8,384	204,653
Dell, Inc.*	12,210	278,876
EMC Corp.*	12,355	148,013
Electronic Arts, Inc.*	1,648	91,761
Electronic Data Systems Corp.	2,782	68,215
Embarq Corp.	802	38,793
First Data Corp.	4,113	172,746
Fiserv, Inc.*	940	44,265
Freescale Semiconductor Cl A*	2,181	82,900
Hewlett-Packard Co.	14,722	540,150
IBM Corp.	8,180	670,269
Intel Corp.	31,004	637,752
Intuit, Inc.*	1,837	58,949
JDS Uniphase Corp.*	9,056	19,833
Jabil Circuit, Inc.	993	28,370
Juniper Networks Inc.*	3,041	52,548
KLA Tencor Corp.	1,070	47,583
LSI Logic Corp.*	2,148	17,657
Lexmark Int’l, Inc.*	539	31,079
Linear Technology Corp.	1,619	50,383
Lucent Technologies*	24,092	56,375
Maxim Integrated Products, Inc	1,724	48,393
Micron Technology, Inc.*	3,923	68,260
Microsoft Corp.	46,427	1,268,834
Molex, Inc. Cl A	759	29,578
Motorola, Inc.	13,169	329,225
NCR Corp.*	971	38,335
NVIDIA Corporation*	1,895	56,073
National Semiconductor Corp.	1,600	37,648
Network Appliance, Inc.*	2,001	74,057
Novell, Inc.*	1,822	11,151
Novellus Systems, Inc.*	662	18,311

12

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Oracle Corp.*	21,681	384,621
PMC Sierra, Inc.*	1,123	6,671
Parametric Technology Corp.*	600	10,476
Paychex, Inc.	1,819	67,030
QLogic Corp.*	856	16,178
Qualcomm, Inc.	8,879	322,752
Sabre Group Holdings, Inc.	710	16,607
Sandisk Corp.*	1,053	56,378
Sanmina Corp.*	2,864	10,711
Solectron Corp.*	4,916	16,026
Sun Microsystems, Inc.*	18,863	93,749
Symantec Corp.*	5,317	113,146
Symbol Technologies, Inc.	1,365	20,284
Tektronix, Inc.	447	12,932
Tellabs, Inc.*	2,406	26,370
Teradyne, Inc.*	1,056	13,897
Texas Instruments, Inc.	8,238	273,914
Unisys Corp.*	1,848	10,460
Xerox Corp.*	5,258	81,814
Xilinx, Inc.	1,827	40,103
Yahoo!, Inc.*	6,682	168,921
		9,233,897
TELECOMMUNICATIONS (3.3%)
AT&T	20,878	679,788
Alltel Corp.	2,086	115,773
BellSouth Corp.	9,760	417,240
CenturyTel, Inc.	626	24,833
Citizens Communications Co.	1,725	24,219
Qwest Communications Intl.*	8,602	75,009
Sprint Nextel Corp.	16,058	275,395
Verizon Communications	15,581	578,523
		2,190,780
UTILITIES (3.3%)
AES Corp.*	3,555	72,486
Allegheny Energy, Inc.*	885	35,550
Ameren Corp.	1,107	58,439
American Electric Power, Inc.	2,118	77,032
CMS Energy Corp.*	1,191	17,198

13

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Centerpoint Energy, Inc.	1,676	24,000
Consolidated Edison, Inc.	1,325	61,215
Constellation Energy Group	966	57,187
DTE Energy Co.	951	39,476
Dominion Resources, Inc.	1,897	145,102
Duke Energy Corp	6,735	203,397
Dynergy, Inc.*	2,033	11,263
Edison International	1,751	72,912
Entergy Corp.	1,120	87,618
Exelon Corp.	3,599	217,883
FPL Group, Inc.	2,174	97,830
FirstEnergy Corp.	1,773	99,040
Keyspan Corporation	941	38,713
NiSource, Inc.	1,466	31,871
Nicor, Inc.	237	10,134
PG & E Corp.	1,871	77,927
PPL Corporation	2,048	67,379
Peoples Energy Corp.	205	8,333
Pinnacle West Capital Corp.	531	23,922
Progress Energy, Inc.	1,362	61,808
Public Svc. Enterprise Group	1,353	82,790
Sempra Energy	1,404	70,551
Southern Co.	3,990	137,494
TXU Corp.	2,480	155,050
Teco Energy, Inc.	1,123	17,575
Xcel Energy, Inc.	2,182	45,058
		2,206,233

TOTAL COMMON STOCKS (Cost: $58,538,414 ) 96.5%
		64,658,372

* Non-income producing security.

14

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	4.91	10/26/06	200,000	199,284
U.S. Treasury Bill (a)	4.78	12/14/06	100,000	99,006
				298,290
U.S. GOVERNMENT AGENCIES (3.0%)
Federal Home Loan Bank	4.40	10/02/06	2,020,000	2,019,506

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,317,792) 3.5%				2,317,796

TEMPORARY CASH INVESTMENTS ** (Cost: $14,100) 0.0% (b)				14,100

TOTAL INVESTMENTS (Cost: $60,870,306) 100.0%				66,990,268

OTHER NET ASSETS 0.0% (b)				23,043

NET ASSETS 100.0%				$67,013,311

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)  Less than 0.05%.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash,  subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight  commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2006 was 4.79%.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
7 S&P 500 Stock Index Futures Contracts	December 2006	$2,354,450	$26,425

Face value of futures purchased and oustanding as a percentage of total investments in securities:  3.5%

15

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Equity Index Fund are:

Unrealized Appreciation	$12,764,600
Unrealized Depreciation	(6,980,764)
Net	$5,783,836
Cost of Investments	$61,206,432

16

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND )
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.8%)
Airgas, Inc.	3,831	138,567
Albemarle Corp.	1,938	105,292
Arch Coal, Inc.	7,068	204,336
Bowater, Inc.	2,754	56,650
Cabot Corp.	3,119	116,027
Chemtura Corp.	11,846	102,705
Commercial Metals Co.	5,901	119,967
Cytec Industries, Inc.	2,045	113,682
FMC Corp.	1,923	123,207
Ferro Corp.	2,093	37,214
Glatfelter	2,203	29,851
Longview Fibre Co.	3,238	65,796
Lubrizol Corp.	3,371	154,156
Lyondell Chemical Co.	10,374	263,188
Martin Marietta Materials, Inc	2,232	188,872
Minerals Technologies, Inc.	973	51,958
Olin Corp.	3,576	54,927
Packaging Corp of America	3,999	92,777
Peabody Energy Corp.	13,016	478,728
Potlatch Corp	1,906	70,713
RPM International Inc.	5,851	111,110
Scotts Co. Cl A	2,270	100,992
Sensient Technologies Corp.	2,283	44,678
Sonoco Products Co.	4,881	164,197
Steel Dynamics, Inc.	2,242	113,109
Valspar Corp.	5,007	133,186
Worthington Industries, Inc.	3,586	61,177
		3,297,062
CONSUMER, CYCLICAL (12.7%)
99 Cent Only Stores*	2,295	27,150
Abercrombie & Fitch Co. Cl A	4,337	301,335
Advance Auto Parts	5,176	170,497
Aeropostale, Inc.*	2,601	76,027
American Eagle Outfitters	6,572	288,051
American Greetings Corp. Cl A	2,816	65,106
Ann Taylor Stores Corp.*	3,574	149,608
Applebees Intl., Inc.	3,665	78,834
ArvinMeritor, Inc.	3,475	49,484
Bandag, Inc.	574	23,557

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Barnes & Noble, Inc.	2,520	95,609
Beazer Homes USA, Inc.	1,930	75,347
Belo Corporation	4,325	68,378
Blyth, Inc.	1,235	30,048
Bob Evans Farms, Inc.	1,794	54,322
Borders Group, Inc.	3,055	62,322
Borg-Warner, Inc.	2,825	161,505
Boyd Gaming Corp.	2,084	80,109
Brinker International, Inc.	4,073	163,287
CBRL Group, Inc.	1,522	61,534
Callaway Golf Co.	3,094	40,562
CarMax, Inc.*	5,242	218,644
Catalina Marketing Corp.	1,801	49,528
Charming Shoppes, Inc.*	6,038	86,223
Cheesecake Factory, Inc.*	3,895	105,891
Chico’s FAS, Inc.*	8,646	186,148
Claire’s Stores, Inc.	4,688	136,702
Coldwater Creek Inc*	2,959	85,101
Dollar Tree Stores*	5,022	155,481
Emmis Communications Cl A*	1,595	19,539
Entercom Communications	1,370	34,524
Foot Locker, Inc.	7,661	193,440
Furniture Brands Intl., Inc.	2,386	45,429
Gamestop Corp.*	3,702	171,329
Gentex Corp.	7,230	102,738
Hanesbrands, Inc.*	4,679	105,324
Harte-Hanks, Inc.	2,450	64,558
Hovanian Enterprises, Inc.*	1,795	52,665
International Speedway Corp.	1,761	87,768
Lear Corp.*	3,316	68,641
Lee Enterprises	2,259	57,017
MDC Holdings, Inc.	1,705	79,197
Media General Inc. Cl A	1,176	44,359
Michaels Stores, Inc.	6,565	285,840
Modine Manufacturing Co.	1,623	39,488
Mohawk Industries, Inc.*	2,634	196,101
O’Reilly Automotive, Inc.*	5,584	185,445
Pacific Sunwear of California*	3,414	51,483
Payless Shoesource, Inc.*	3,236	80,576

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
PetSmart, Inc.	6,884	191,031
Pier 1 Imports, Inc.	4,309	31,973
Polo Ralph Lauren Corp.	3,040	196,658
Reader’s Digest Assn.	4,745	61,495
Regis Corporation	2,225	79,766
Rent-A-Center, Inc.*	3,435	100,611
Ross Stores, Inc.	6,948	176,549
Ruby Tuesday, Inc.	2,906	81,920
Ryland Group, Inc.	2,150	92,902
Saks Incorporated	6,745	116,554
Scholastic Corp.*	1,258	39,187
Thor Industries, Inc.	1,758	72,377
Timberland Company Cl A*	2,522	72,558
Toll Brothers, Inc.*	6,197	174,012
Tupperware Corp.	2,989	58,166
Urban Outfitters, Inc.*	5,536	97,932
Valassis Communication, Inc.*	2,354	41,548
Washington Post Co. Cl B	286	210,782
Westwood One, Inc.	3,452	24,440
Williams-Sonoma, Inc.	5,587	180,963
		7,213,275
CONSUMER, NON-CYCLICAL (1.9%)
BJ’s Wholesale Club, Inc.*	3,196	93,259
Church & Dwight	3,196	124,996
Energizer Holdings, Inc.*	2,826	203,444
Hormel Foods Corp.	3,601	129,564
J.M. Smucker Co.	2,825	135,459
Lancaster Colony Corp.	1,160	51,922
PepsiAmericas, Inc.	2,981	63,615
Ruddick Corp.	1,754	45,657
Smithfield Foods, Inc.*	4,878	131,804
Tootsie Roll Inds., Inc.	1,310	38,396
Universal Corp.	1,268	46,320
		1,064,436
ENERGY (5.5%)
Denbury Resources, Inc.*	5,873	169,730
ENSCO International, Inc.	7,556	331,179
FMC Technologies Inc.*	3,374	181,184
Forest Oil Corp.*	2,692	85,040

3

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Grant Prideco, Inc.*	6,428	244,457
Hanover Compressor Co.*	5,080	92,558
Helmerich & Payne, Inc.	5,180	119,295
NewField Exploration Company*	6,439	248,159
Noble Energy, Inc.	8,696	396,451
Overseas Shipholding Group	1,460	90,184
Patterson UTI Energy, Inc.	8,177	194,286
Pioneer Natural Resources Co.	6,141	240,236
Plains Exploration & Prod. Co.	3,777	162,071
Pogo Producing Co.	2,858	117,035
Pride International, Inc.*	8,031	220,210
Quicksilver Resources*	2,711	86,481
Tidewater, Inc.	2,873	126,958
		3,105,514
FINANCIAL (17.6%)
AMB Property Corp.	4,352	239,839
AmerUs Group Co.	2,120	144,181
American Financial Group	2,284	107,188
Americredit Corp.*	6,158	153,888
Associated Banc-Corp.	6,510	211,575
Astoria Financial Corp.	4,257	131,201
Bank of Hawaii Corp	2,478	119,340
Berkley (WR) Corp.	8,292	293,454
Brown & Brown, Inc.	5,632	172,114
Cathay General Bancorp	2,538	91,622
City National Corp.	1,989	133,382
Colonial BancGroup, Inc.	7,623	186,764
Cullen Frost Bankers, Inc.	2,736	158,196
Developers Divers Rlty.	5,403	301,271
Eaton Vance Corp.	6,256	180,548
Edwards (A.G.), Inc.	3,759	200,280
Everest RE Group*	3,196	311,706
Fidelity Natl. Finl., Inc.	8,679	361,480
Fidelity Natl. Info. Svc., Inc	3,205	118,585
First American Corp.	4,759	201,496
First Niagara Financial Grp.	5,443	79,359
Firstmerit Corp.	3,942	91,336
GATX Corp.	2,522	104,335
Gallagher (Arthur J.) & Co.	4,786	127,643

4

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Greater Bay Bancorp	2,509	70,779
HCC Insurance Holdings, Inc.	5,476	180,051
Hanover Insurance Group	2,509	111,977
Highwoods Properties, Inc.	2,699	100,430
Horace Mann Educators Corp.	2,117	40,710
Hospitality Properties Trust	3,657	172,610
Indymac Bancorp, Inc.	3,381	139,162
Investors Financial Services	3,253	140,139
Jefferies Group	4,972	141,702
Leucadia National	7,988	209,046
Liberty Property Trust	4,433	211,853
Macerich Co.	3,536	270,009
Mack-Cali Realty Corp.	3,072	159,130
Mercantile Bankshares Corp.	6,173	223,895
Mercury General Corporation	1,750	86,818
MoneyGram International, Inc.	4,163	120,977
New Plan Excel Realty Trust	5,161	139,605
New York Community Bancorp	12,788	209,467
Ohio Casualty Corp.	3,025	78,257
Old Republic Intl. Corp.	11,327	250,893
PMI Group, Inc.	4,259	186,587
Protective Life Corp.	3,443	157,517
Radian Group, Inc.	4,015	240,900
Raymond James Financial, Inc.	4,459	130,381
Rayonier, Inc.	3,770	142,506
Regency Centers Corp.	3,385	232,753
SEI Investments	3,104	174,414
SVB Financial Group*	1,700	75,888
StanCorp Financial GP	2,669	119,117
TCF Financial	5,549	145,883
Texas Regional Bancshares	2,267	87,166
United Dominion Rlty.Tr., Inc.	6,629	200,196
Unitrin, Inc.	2,013	88,914
Waddell & Reed Financial, Inc.	4,173	103,282
Washington Federal, Inc.	4,297	96,425
Webster Financial Corp.	2,587	121,874
Weingarten Realty Investors	3,887	167,219

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Westamerica Bancorp	1,531	77,331
Wilmington Trust Corp.	3,381	150,624
		9,977,270
HEALTHCARE (9.9%)
Advanced Medical Optics, Inc.*	2,921	115,526
Apria Healthcare Group, Inc.*	2,090	41,257
Beckman Coulter, Inc.	3,054	175,788
Cephalon, Inc.*	2,991	184,694
Charles River Laboratories, Inc.	3,364	146,031
Community Health Systems Inc.*	4,655	173,864
Covance, Inc.*	3,140	208,433
Cytyc Corp.*	5,540	135,619
Dentsply International, Inc.	7,575	228,083
Edwards Lifesciences Corp.*	2,872	133,806
Gen-Probe, Inc.*	2,551	119,616
Health Net, Inc.*	5,710	248,499
Hillenbrand Industries, Inc.	3,022	172,194
Intuitive Surgical, Inc.*	1,812	191,075
Invitrogen Corp.*	2,633	166,959
Lifepoint Hospitals, Inc.*	2,822	99,673
Lincare Holdings, Inc.*	4,612	159,760
Millennium Pharmaceuticals, Inc.	15,527	154,494
Omnicare, Inc.	5,975	257,463
Par Pharmaceutical Cos., Inc.*	1,726	31,482
Pdl BioPharma, Inc.*	5,656	108,595
Perrigo Co.	3,743	63,519
Pharmaceutical Prod. Dev. Inc.	5,069	180,913
Psychiatric Solutions*	2,616	89,179
ResMed, Inc.*	3,709	149,287
Schein (Henry), Inc.*	4,342	217,708
Sepracor, Inc.*	5,380	260,607
Steris Corp.	3,192	76,800
Techne Corp.*	1,939	98,618
Triad Hospitals, Inc.*	4,327	190,518
Universal Health Services Cl B	2,804	168,044
VCA Antech, Inc.*	4,100	147,846
Valeant Pharmaceuticals	4,578	90,553

6

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Varian Medical Systems, Inc.*	6,401	341,749
Varian, Inc.*	1,524	69,906
Vertex Pharmaceutical*	5,951	200,251
		5,598,409
INDUSTRIAL (16.5%)
ADESA, Inc.	4,427	102,308
AGCO Corp.*	4,482	113,619
Affymetrix, Inc.*	3,333	71,859
AirTran Holdings, Inc.*	4,475	44,392
Alaska Air Group, Inc.*	1,964	74,711
Alexander & Baldwin, Inc.	2,121	94,109
Alliant TechSystems Inc.*	1,716	139,099
Ametek, Inc.	3,475	151,336
Avis Budget Group	4,936	90,279
Banta Corp.	1,187	56,501
C.H. Robinson Worldwide, Inc.	8,538	380,624
Cameron International Corp.*	5,495	265,463
Career Education Corp.*	4,663	104,918
Carlisle Companies, Inc.	1,517	127,580
ChoicePoint, Inc.*	4,184	149,787
Con-Way, Inc.	2,361	105,820
Copart, Inc.*	3,471	97,847
Corinthian Colleges, Inc.*	4,242	45,856
Corporate Executive Board Co.	1,983	178,292
Crane Co.	2,530	105,754
DeVry, Inc.*	2,926	62,236
Deluxe Corp.	2,532	43,297
Donaldson Company, Inc.	3,504	129,298
Dun & Bradstreet*	3,093	231,944
Dycom Industries, Inc.*	2,000	43,000
Expeditors Int’l Wash., Inc.	10,502	468,179
Fastenal Co.	6,168	237,900
Federal Signal Corp.	2,367	36,097
Florida Rock Industries	2,430	94,065
Flowserve Corporation*	2,783	140,792
Graco, Inc.	3,334	130,226
Granite Construction	1,669	89,041
HNI Corporation	2,467	102,578
Harsco Corp.	2,069	160,658

7

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Hubbell, Inc. Cl B	2,993	143,365
Hunt (JB) Transport Svcs., Inc.	5,224	108,502
ITT Educational Services, Inc.	1,626	107,804
Jacobs Engineering Group, Inc.	2,898	216,568
JetBlue Airways Corp.*	8,641	80,102
Joy Global, Inc.	5,844	219,793
Kelly Services, Inc.	1,044	28,616
Kennametal, Inc.	1,905	107,918
Korn/Ferry International*	2,153	45,084
Laureate Education, Inc.*	2,530	121,086
Lincoln Electric Holdings	2,097	114,182
MSC Ind. Direct Co. Cl A	2,695	109,794
Manpower, Inc.	4,270	261,623
Martek Biosciences Corp.*	1,583	34,050
Miller (Herman), Inc.	3,250	111,183
Mine Safety Appliances Co.	1,487	52,997
Navigant Consulting Co.*	2,610	52,357
Nordson Corp.	1,658	66,088
OSI Restaurant Partners, Inc.	3,665	116,217
Oshkosh Truck Corp.	3,626	183,004
Pentair, Inc.	4,979	130,400
Precision Castparts Corp.	6,671	421,340
Quanta Services, Inc.*	5,836	98,395
Reliance Steel & Aluminum Co.	3,158	101,498
Republic Services, Inc.	5,648	227,106
Rollins, Inc.	1,471	31,053
Roper Industries, Inc.	4,284	191,666
SPX, Inc.	2,849	152,251
Scientific Games Corp.*	3,282	104,368
Sequa Corp. Cl A*	329	30,880
Sotheby’s (Deleware)	2,727	87,918
Stericycle, Inc.*	2,171	151,514
Swift Transportation Co., Inc.	2,654	62,953
Teleflex, Inc.	1,961	109,110
The Brink’s Company	2,330	123,630
Thomas & Betts Corp.*	2,562	122,233
Timken Co.	4,629	137,852
Trinity Industries	3,923	126,203
United Rentals*	3,255	75,679

8

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Werner Enterprises, Inc.	2,511	46,981
Yellow Roadway Corp.*	2,832	104,897
		9,387,725
TECHNOLOGY (14.7%)
3Com Corp.*	19,407	85,584
Activision, Inc.*	12,287	185,533
Acxiom Corp.	3,301	81,402
Adtran, Inc.	3,189	76,025
Advent Software, Inc.*	998	36,137
Alliance Data Systems*	3,274	180,691
Amphenol Corp Cl A	4,401	272,553
Andrew Corp.*	7,872	72,658
Arrow Electronics*	6,014	164,963
Atmel Corp.*	21,094	127,408
Avnet, Inc.*	6,283	123,272
Avocent Corp.*	2,518	75,842
BISYS Group, Inc.*	5,929	64,389
CDW Corp.	2,955	182,264
CSG Systems Intl., Inc.*	2,363	62,454
Cadence Design Systems, Inc.*	13,815	234,302
Ceridian Corp.*	6,844	153,032
CheckFree Corp.*	4,380	180,982
Cognizant Tech Solutions*	6,938	513,828
CommScope, Inc.*	2,905	95,458
Cree , Inc.*	3,803	76,478
Cypress Semiconductor Corp.*	6,950	123,502
DRS Technologies, Inc.	1,978	86,379
DST Systems, Inc.*	2,875	177,301
Diebold, Inc.	3,232	140,689
F5 Networks, Inc.*	1,997	107,279
Fair Isaac Corporation	3,096	113,221
Fairchild Semiconductor Intl.*	6,033	112,817
Gartner, Inc.*	2,808	49,393
Harris Corp.	6,591	293,234
Henry (Jack) & Associates	3,863	84,098
Imation Corp.	1,713	68,777
Ingram Micro, Inc.*	6,820	130,671
Integrated Device Tech., Inc.*	9,829	157,854
International Rectifier*	3,523	122,741

9

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Intersil Corp. Cl A	6,905	169,518
Kemet Corp.*	4,284	34,572
Lam Research Corp.*	6,985	316,630
Lattice Semiconductor Corp.*	5,630	38,397
MEMC Elect. Materials, Inc.*	8,200	300,366
MPS Group, Inc.*	5,100	77,061
Macrovision Corp.*	2,604	61,689
McAfee, Inc.*	7,855	192,133
McData Corporation Cl A*	7,842	39,445
Medics Pharmaceutical Corp.	2,695	87,183
Mentor Graphics Corp.*	4,003	56,362
Micrel, Inc.*	2,916	27,964
Microchip Technology, Inc.	10,583	343,101
National Instruments Corp.	2,789	76,251
Newport Corp.*	2,009	32,747
Palm, Inc.*	5,096	74,198
Plantronics, Inc.	2,335	40,933
Plexus Corp.*	2,275	43,680
Polycom, Inc.*	4,343	106,534
Powerwave Technologies, Inc.*	5,542	42,119
RF Micro Devices*	9,434	71,510
Reynolds & Reynolds Co.	2,660	105,097
SRA International, Inc. Cl A*	2,013	60,511
Semtech Corp.*	3,587	45,770
Silicon Laboratories, Inc.*	2,757	85,522
Sybase, Inc.*	4,406	106,801
Synopsys, Inc.*	6,947	136,995
Tech Data Corp.*	2,706	98,850
Transaction Systems Architects	1,848	63,423
Triquint Semiconductor, Inc.*	6,849	35,615
Utstarcom, Inc.*	5,236	46,443
Vishay Intertechnology, Inc.*	9,083	127,525
Western Digital Corp.*	10,867	196,693
Wind River Systems*	3,719	39,830
Zebra Technologies Cl A*	3,487	124,625
		8,319,304
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	12,159	58,606

10

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Telephone & Data Systems, Inc.	5,126	215,805
		274,411
UTILITIES (8.2%)
AGL Resources, Inc.	3,835	139,978
Alliant Energy Corp.	5,799	207,198
Aqua America, Inc.	6,470	141,952
Aquila, Inc.*	18,420	79,759
Black Hills Corp.	1,638	55,053
DPL, Inc.	5,621	152,442
Duquesne Light Holdings, Inc.	3,871	76,104
Energy East Corporation	7,273	172,516
Equitable Resources, Inc.	5,942	207,851
Great Plains Energy Inc.	3,951	122,560
Hawaiian Electric Inds.	4,003	108,321
IdaCorp, Inc.	2,108	79,703
MDU Resources Group	8,870	198,156
NSTAR	5,259	175,440
National Fuel Gas Co.	4,107	149,289
Northeast Utilities	7,573	176,224
OGE Energy Corp.	4,480	161,773
Oneok, Inc.	5,411	204,482
PNM Resources, Inc.	3,427	94,482
Pepco Holdings, Inc.	9,390	226,956
Puget Energy, Inc.	5,724	130,107
Questar Corp.	4,220	345,069
SCANA Corp.	5,712	230,022
Sierra Pacific Resources*	10,876	155,962
Southwestern Energy Co.*	8,281	247,353
Vectren Corporation	3,752	100,741
WGL Holdings, Inc.	2,402	75,279
WPS Resources	2,124	105,414
Westar Energy, Inc.	4,295	100,975
Wisconsin Energy Corp.	5,760	248,486
		4,669,647

TOTAL COMMON STOCKS (Cost: $46,139,698) 93.3%		52,907,053

* Non-income producing security.

11

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	4.91	10/26/06	200,000	199,284
U.S. Treasury Bill (a)	4.78	12/14/06	100,000	99,076
				298,360
U.S. GOVERNMENT AGENCIES (5.8%)
Federal Farm Credit Corp.	4.75	10/02/06	1,263,000	1,262,666
Federal Home Loan Bank	4.40	10/02/06	2,030,000	2,029,504
				3,292,170

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,590,456) 6.3%				3,590,530

TOTAL INVESTMENTS (Cost: $49,730,154) 99.6%				56,497,583

OTHER NET ASSETS 0.4%				219,936

NET ASSETS 100.0%				$56,717,519

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

9 S&P MidCap 400 Stock Index Futures Contracts	December 2006	$3,422,700	$(17,775)

Face value of futures purchased and oustanding as a percentage of total investments in securities:  6.0%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation	$11,319,709
Unrealized Depreciation	(4,690,526)
Net	$6,629,183
Cost of Investments	$49,868,400

12

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.2%)
Cytec Industries, Inc.	1,720	95,615
Glatfelter	2,420	32,791
Longview Fibre Co.	4,952	100,625
Lubrizol Corp.	2,370	108,380
Oregon Steel Mills, Inc.*	1,110	54,246
TETRA Technologies*	2,725	47,470
		439,127
CONSUMER, CYCLICAL (14.1%)
AAR Corp/*	3,549	84,608
Aaron Rents, Inc/	1,968	45,225
Audiovox Corp. Cl A*	13,880	193,210
AutoZone, Inc.*	225	23,243
Belo Corporation	5,510	87,113
CSK Auto Corp/*	3,660	51,606
Charming Shoppes, Inc.*	2,920	41,698
Children’s Place Retail Stores	550	35,217
Crown Holdings, Inc.*	12,370	230,082
Gamestop Corp.*	2,205	102,047
Gymboree Corp.*	1,891	79,762
Hartmarx Corp.*	5,040	34,121
Hibbett Sporting Goods, Inc.*	4,118	107,809
Home Solutions of America, Inc.	5,200	28,496
Hudson Highland Group*	2,859	28,018
ICT Group, Inc.*	750	23,603
Jo-Ann Stores, Inc.*	3,170	53,002
Landry’s Restaurant, Inc.	3,509	105,796
Lithia Motors, Inc. Cl A	1,360	33,619
Lone Star Steakhouse*	3,750	104,138
Marvel Entertainment, Inc.*	1,050	25,347
Modine Manufacturing Co.	2,980	72,503
P.F. Changs China Bistro, Inc.	1,700	59,007
Payless Shoesource, Inc.*	6,410	159,609
Pinnacle Entertainment, Inc.*	3,083	86,694
RC2 Corp.*	650	21,801
Rare Hospitality Int’l., Inc.*	1,125	34,380
Red Robin Gourmet Burgers*	1,926	88,808
Sunopta*	3,813	40,303
Sunterra Corporation*	9,320	105,596
The Bombay Company, Inc.*	11,330	15,522

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Tupperware Corp.	4,590	89,321
Tween Brands, Inc.*	1,050	39,480
Wild Oaks Markets, Inc.*	4,146	67,041
Windstream Corp.	5,320	70,171
Winnebago Industries, Inc.	1,347	42,269
Wolverine World Wide, Inc.	10,091	285,676
		2,795,941
CONSUMER, NON-CYCLICAL (3.9%)
Alkermes, Inc.*	2,548	40,386
Boston Beer Co., Inc. Cl A*	1,030	33,836
Chattem, Inc.*	2,253	79,125
Conmed Corp.*	2,590	54,675
Flowers Foods, Inc.	1,630	43,814
Forrester Research, Inc.*	2,012	52,936
Hain Celestial Group, Inc.*	1,295	33,100
Hologic, Inc.*	2,486	108,191
Longs Drug Stores Corp.	2,550	117,326
Sovran Self-Storage, Inc.	538	29,886
Vector Group, Ltd.	6,899	111,894
Watson Wyatt Worldwide, Inc.	1,769	72,387
		777,556
ENERGY (5.4%)
CNX Gas Corp.*	5,170	119,789
Denbury Resources, Inc.*	2,959	85,515
Ellora Energy Inc*	5,400	64,800
Helix Energy Solutions Group*	3,421	114,261
Holly Corp.	4,236	183,546
NS Group, Inc.*	686	44,281
Range Resources Corp.	10,143	256,009
Unisource Energy Corp.	3,390	112,989
Whittier Energy*	14,600	91,250
		1,072,440
FINANCIAL (25.3%)
Acadia Realty Trust	2,082	53,091
American Home Mortgage Inves.	1,550	54,049
AmericanWest Bancorp	2,080	44,200
Argonaut Group, Inc.*	1,731	53,713
Assured Guaranty Co.*	4,760	123,427
Asta Funding, Inc.	980	36,740

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Bank Mutual Corp.	8,570	103,954
Bank of the Ozarks	828	28,044
BankAtlantic Bancorp, Inc.	6,360	90,439
Banner Corporation	1,630	66,895
Brookline Bankcorp	9,600	132,000
Capital Lease Funding, Inc.	1,810	20,073
Choice Hotels Intl., Inc.	3,053	124,868
Columbia Banking System	2,105	67,381
Conseco, Inc.*	4,300	90,257
Equity Inns, Inc.	7,580	120,674
Euronet Worldwide*	3,624	88,969
FBR Capital Markets Corp.*	7,200	108,000
First Financial Holdings, Inc.	1,871	64,026
First Niagara Financial Grp.	7,890	115,036
First State Bank Corporation	6,072	157,690
FirstFed Financial Corp.*	680	38,570
Friedman, Billings, Ramsey Grp.	2,800	22,484
Getty Realty Corp.	1,392	40,758
Glacier Bancorp, Inc.	3,566	121,850
Highwoods Properties, Inc.	2,530	94,141
ISHARES Russel Midcap	4,274	309,138
ISHARES Russel Midcap	2,620	188,561
ISHARES Russel Midcap	1,210	89,250
Iberia Bank Corp.	550	33,550
Intl. Securities Exchange, Inc.	1,050	49,235
JER Investors Trust, Inc.	3,340	57,314
Jackson Hewitt Tax Service	1,865	55,969
KNBT Bancorp, Inc.	6,220	100,018
Knight Capital Group, Inc.*	2,510	45,682
La Salle Hotel Properties	2,236	96,908
LandAmerica Financial Group	1,950	128,291
Lazard, Ltd. Cl A*	2,244	89,715
MAF Bancorp	2,840	117,264
Medical Properties Trust, Inc.	9,810	131,356
Mid-America Apt. Communities	1,400	85,708
National Financial Partners	2,113	86,696
NewAlliance Bankshare	11,185	163,860
PHH Corp.*	6,160	168,784
Pennsylvania REIT	1,370	58,321

3

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Phoenix Companies, Inc.	6,790	95,060
PrivateBancorp, Inc.	1,143	52,258
Provident Financial Services	6,660	123,277
Santander Bancorp	2,563	48,415
Sterling Financial Corp.	2,842	92,166
Sws Group, Inc.	3,050	75,915
Taberna Realty Fin. Trust	9,900	147,510
Taylor Capital Gowth, Inc.	790	23,345
Texas Regional Bancshares	1,879	72,248
Tower Group, Inc.	2,792	93,113
Vintage Wine Trust, Inc.	8,660	77,940
		5,018,196
HEALTHCARE (7.5%)
Adolor Corporation*	1,813	25,146
Advanced Medical Optics, Inc.*	600	23,730
Allscripts Healthcare Solution	3,082	69,283
Arthrocare Corp.*	725	33,974
Caliper Life Sciences, Inc.*	6,139	29,958
Conceptus, Inc.*	4,694	83,037
DJ Orthopedics, Inc.*	2,461	102,205
Digene Corp.*	1,554	67,055
Enzon, Inc.*	9,830	81,098
Genesis HealthCare Corp.*	1,150	54,775
Human Genome Sciences, Inc.*	4,818	55,600
Inverness Medical Innovations*	2,805	97,502
KOS Pharmaceuticals, Inc. *	2,849	140,798
Keryx Biopharmaceuticals, Inc.	1,450	17,154
Kyphon, Inc.*	1,295	48,459
Myogen, Inc.*	1,367	47,954
Nuvasive, Inc.*	1,761	35,414
PSS World Medical, Inc.*	1,761	35,202
Psychiatric Solutions*	2,279	77,691
Senomyx, Inc.*	1,450	22,287
Steris Corp.	1,704	40,998
Theravance, Inc.*	1,915	51,782
Thoratec Corp.*	1,761	27,489
Valeant Pharmaceuticals	3,503	69,289

4

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Ventana Medical Systems, Inc.*	2,162	88,274
Viasys Healthcare, Inc.*	2,518	68,590
		1,494,744
INDUSTRIAL (15.9%)
Actuant Corp. Cl A	1,165	58,367
Acuity Brands, Inc.	1,476	67,010
Agnico-Eagle Mines, Ltd.	6,159	191,730
Allis-Chalmers Corp*	3,540	51,826
Apogee Enterprises, Inc.	7,650	116,357
Aspect Medical Systems, Inc.*	2,010	34,311
Baker (Michael) Corp.*	1,250	25,450
Benchmark Electronics*	3,286	88,328
Bronco Drilling Co., Inc.*	2,910	51,158
Bucyrus International , Inc.	1,209	51,286
Champion Enterprises, Inc.*	15,740	108,606
Curtis Wright Corp. Cl B	1,554	47,164
Cymer, Inc.*	1,528	67,094
DIODES, Inc.*	519	22,405
EastGroup Properties, Inc.	590	29,417
Eclipsys Corp.*	2,512	44,990
FLIR Systems, Inc.*	3,911	106,223
Felcor Lodging Trust, Inc.	1,060	21,253
Filenet Corp.*	1,000	34,830
Frozen Foods Express Ind.*	5,210	39,544
General Cable Corp.*	4,433	169,385
Genesee & Wyoming, Inc. Cl A*	3,115	72,330
Genlyte Group, Inc.*	1,213	86,366
Granite Construction	892	47,588
Greenbrier Companies, Inc.	2,180	63,242
HUB Group, Inc. Cl A*	2,590	59,000
Harmonic, Inc.*	6,418	47,172
Healthcare Services Group	2,190	55,100
Heidrick & Struggles Intl., Inc.*	1,554	55,944
Hydril Company*	1,243	69,683
ICO, Inc.*	7,060	46,737
Komag, Inc.*	1,250	39,950
Labor Ready, Inc.*	1,728	27,527
Ladish Co., Inc.*	1,250	36,100
Lincoln Electric Holdings	1,518	82,655

5

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Littelfuse, Inc.*	1,657	57,498
Miller (Herman), Inc.	1,942	66,436
Moog, Inc. Cl A*	1,273	44,122
RTI International Metals, Inc.*	1,158	50,466
RailAmerica, Inc.*	16,995	185,585
Regal-Beloit Corp.	1,678	72,993
Semitool, Inc.*	5,045	52,165
Siligan Holdings, Inc.	3,230	121,319
Texas Industries, Inc.	1,420	73,925
Universal Forest Products	2,010	98,591
Waste Connections, Inc.*	1,502	56,941
Wright Express Corp.*	1,839	44,246
		3,140,415
TECHNOLOGY (16.6%)
Activision, Inc.*	4,507	68,055
Adtran, Inc.	1,554	37,046
Akami Technologies*	1,450	72,485
Altiris, Inc.*	1,865	39,332
Anixter International, Inc.	2,460	138,915
Ansys, Inc.*	1,036	45,769
Arris Group, Inc.*	8,140	93,283
Aspen Technology, Inc.*	4,740	51,761
Checkpoint Systems*	1,580	26,086
CommScope, Inc.*	5,607	184,246
Computer Programs & Systems	1,191	39,029
Cypress Semiconductor Corp.*	2,725	48,423
Digital Insight Corporation*	1,424	41,752
Digitas*	4,844	46,599
Dot Hill Systems*	10,170	39,663
Electronics For Imaging, Inc.*	5,165	118,175
Equinix Inc*	525	31,553
Fairchild Semiconductor Intl.*	3,020	56,474
FormFactor, Inc.*	1,252	52,747
Global Imaging Systems., Inc.*	3,300	72,831
Imation Corp.	1,560	62,634
Informatica Corp.*	2,694	36,611
Lecroy Corp.*	4,566	62,919
Marlin Business Services*	2,238	46,774
Medics Pharmaceutical Corp.	6,263	202,608

6

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Microsemi Corp.*	1,997	37,643
Netlogic Microsystems, Inc.*	3,056	77,531
Neustar, Inc. Cl A*	1,450	40,238
Open Text Corp*	4,818	86,242
Palm, Inc.*	1,295	18,855
Parametric Technology Corp.*	3,234	56,466
Perot Systems Corp. Cl A*	3,150	43,439
Powerwave Technologies, Inc.*	9,657	73,393
Red Hat, Inc.*	2,500	52,700
Rogers Corp.*	2,416	149,188
SPSS, Inc.*	1,975	49,237
Sonosite, Inc.*	1,849	52,512
Syniverse Holdings, Inc.*	5,478	82,170
Tech Data Corp.*	2,990	109,225
Technitrol, Inc.	4,620	137,907
Tibco Software, Inc.*	4,818	43,266
ValueClick , Inc.*	4,507	83,560
Varian Semiconductor Equip.*	2,694	98,870
Viasat, Inc.*	4,200	105,336
Wabtech	3,041	82,502
Website Pros, Inc.*	2,620	28,453
aQuantive, Inc.*	2,683	63,372
		3,287,875
TELECOMMUNICATIONS (0.5%)
CT Communications, Inc.	2,360	51,259
Cincinnati Bell, Inc.*	9,560	46,079
		97,338
UTILITIES (2.6%)
Avista Corp.	2,310	54,701
Northwestern Corp.	2,610	91,298
PNM Resources, Inc.	5,414	149,264
Sierra Pacific Resources*	8,130	116,584
Westar Energy, Inc.	3,970	93,335
		505,182

TOTAL COMMON STOCKS (Cost: $16,259,813) 94.0%		18,628,814

* Non-income producing security.

7

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.2%)
Quanta Capital Holdings	2,690	43,309

TOTAL PREFERRED STOCK (Cost: $67,250) 0.2%		43,309

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp.	7.25	07/15/10	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.5%				90,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.8%)
Federal Home Loan Bank	4.40	10/02/06	760,000	759,814

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $759,814) 3.8%				759,814

TEMPORARY CASH INVESTMENTS ** (Cost: $313,400) 1.6%				313,400

TOTAL INVESTMENTS (Cost: $17,490,277) 100.1%				19,835,337

OTHER NET ASSETS -0.1%				(15,883)

NET ASSETS 100.0%				$19,819,454

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2006 was 4.79%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Aggressive Equity Fund are:

Unrealized Appreciation	$2,943,074
Unrealized Depreciation	(620,757)
Net	$2,322,317
Cost of Investments	$17,513,020

8

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.6%)
U.S. Treasury Note	AAA	4.00	11/15/12	1,000,000	968,594
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,536,490
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,454,175
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	874,746
					4,834,005
U.S. GOVERNMENT AGENCIES (56.8%)
MORTGAGE-BACKED OBLIGATIONS (35.8%)
FHLMC	AAA	4.00	10/15/26	650,000	630,867
FHLMC	AAA	5.00	06/15/17	500,000	495,573
FHLMC	AAA	6.00	07/15/29	349,447	354,374
FNMA	AAA	5.50	09/01/34	1,127,509	1,112,961
FNMA	AAA	5.50	09/01/34	1,006,585	993,597
FNMA	AAA	5.00	06/01/33	855,025	824,490
FNMA	AAA	4.50	06/01/19	625,780	604,620
FNMA	AAA	5.00	11/01/33	625,876	603,525
FNMA	AAA	6.00	10/01/34	505,206	508,311
FNMA	AAA	6.00	01/01/25	492,454	498,563
FNMA	AAA	5.00	10/01/20	465,893	457,933
FNMA	AAA	5.50	10/01/33	460,919	455,378
FNMA	AAA	5.00	09/01/35	469,130	451,076
FNMA	AAA	6.00	09/01/34	443,291	446,015
FNMA	AAA	5.50	08/01/35	431,645	425,468
FNMA	AAA	6.00	11/01/34	397,518	399,961
FNMA	AAA	5.00	04/01/18	393,439	387,680
FNMA	AAA	5.50	08/01/25	384,573	381,834
FNMA	AAA	5.00	04/01/35	392,496	377,392
FNMA	AAA	5.50	11/01/35	379,822	374,386
FNMA	AAA	5.50	04/01/35	356,867	351,760
FNMA	AAA	6.00	05/01/33	347,865	350,234
FNMA	AAA	5.00	12/01/20	356,140	350,055
FNMA	AAA	4.00	05/01/19	356,482	337,376
FNMA	AAA	5.00	10/01/25	347,407	337,250
FNMA	AAA	5.50	03/01/24	332,939	331,046
FNMA	AAA	5.50	07/01/34	331,939	327,656
FNMA	AAA	5.50	07/01/33	320,549	316,695
FNMA	AAA	4.50	06/01/19	319,426	308,625
FNMA	AAA	6.00	04/01/23	304,247	308,220
FNMA	AAA	4.50	06/01/34	326,497	305,717

1

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	05/01/19	298,996	288,886
FNMA	AAA	6.00	05/01/23	275,118	278,711
FNMA	AAA	6.50	07/01/34	260,012	265,056
FNMA	AAA	5.50	09/01/25	260,547	258,691
FNMA	AAA	5.00	06/01/35	267,742	257,438
FNMA	AAA	5.50	09/01/34	252,771	249,509
FNMA	AAA	5.50	02/01/35	247,853	244,655
FNMA	AAA	4.50	05/01/18	240,125	232,394
FNMA	AAA	6.00	02/25/47	228,515	230,945
FNMA	AAA	5.50	02/01/35	225,069	221,848
FNMA	AAA	5.00	09/01/20	223,132	219,320
FNMA	AAA	5.00	04/01/34	227,155	218,723
FNMA	AAA	5.50	09/01/33	200,692	198,279
FNMA	AAA	4.50	12/01/18	199,685	193,256
FNMA	AAA	5.50	03/01/34	184,822	182,601
FNMA	AAA	5.00	09/01/18	182,420	179,750
FNMA	AAA	5.50	10/01/34	180,995	178,659
FNMA	AAA	5.00	03/01/34	182,157	175,652
FNMA	AAA	6.50	09/01/34	160,217	163,325
FNMA	AAA	5.50	09/01/19	147,441	147,561
FNMA	AAA	4.50	05/01/34	156,268	146,322
FNMA	AAA	5.00	04/01/34	137,402	132,301
FNMA	AAA	5.50	03/01/34	107,515	106,223
FNMA	AAA	4.50	02/01/19	107,698	104,056
FNMA	AAA	6.50	06/01/17	81,209	83,021
FNMA	AAA	6.50	07/01/32	80,946	82,732
FNMA	AAA	6.50	05/01/32	62,341	63,716
FNMA	AAA	6.50	05/01/32	61,932	63,299
FNMA	AAA	6.00	05/01/32	61,566	62,021
FNMA	AAA	7.00	04/01/32	56,586	58,240
FNMA	AAA	6.00	04/01/32	53,792	54,188
FNMA	AAA	6.50	04/01/32	49,418	50,508
FNMA	AAA	5.50	06/01/17	48,671	48,779
FNMA	AAA	6.00	04/01/32	46,417	46,760
FNMA	AAA	7.00	11/01/31	45,398	46,739
FNMA	AAA	6.00	03/01/32	43,031	43,390
FNMA	AAA	7.50	02/01/32	35,497	36,726

2

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	6.50	03/01/17	29,268	29,921
FNMA	AAA	5.50	05/01/17	26,718	26,777
FNMA	AAA	5.50	04/01/17	21,747	21,795
FNMA	AAA	5.50	05/01/17	19,141	19,183
FNMA	AAA	7.50	04/01/32	17,919	18,519
FNMA	AAA	7.00	09/01/31	16,524	17,012
FNMA	AAA	7.50	06/01/32	16,230	16,775
FNMA	AAA	6.50	09/01/16	14,699	15,028
FNMA	AAA	8.00	03/01/31	12,762	13,460
FNMA	AAA	8.00	04/01/32	11,883	12,537
FNMA	AAA	6.50	05/01/17	12,157	12,428
FNMA	AAA	7.50	06/01/31	10,942	11,330
FNMA	AAA	7.00	06/01/32	9,261	9,532
FNMA	AAA	8.00	04/01/32	3,497	3,691
FNMA	AAA	5.00	03/01/24	253,733	246,686
GNMA (1)	AAA	6.27	10/16/27	2,000,000	2,082,412
GNMA (1)	AAA	6.50	10/15/31	30,478	31,315
GNMA (1)	AAA	7.00	05/15/31	20,544	21,219
GNMA (1)	AAA	6.50	12/15/31	10,484	10,772
GNMA (1)	AAA	6.50	05/15/32	9,187	9,436
GNMA (1)	AAA	6.50	04/15/31	7,718	7,930
GNMA (1)	AAA	7.00	09/15/31	7,268	7,507
GNMA (1)	AAA	7.00	05/15/32	5,942	6,136
GNMA (1)	AAA	7.00	09/15/31	759	784
					22,675,103
NON-MORTGAGE-BACKED OBLIGATION (21.0%)
FHLB	AAA	4.88	08/16/10	1,000,000	997,066
FHLMC	AAA	5.20	03/05/19	3,000,000	2,916,588
FHLMC	AAA	4.38	07/17/15	1,500,000	1,436,954
FNMA	AAA	3.25	01/15/08	3,000,000	2,933,511
FNMA	AAA	4.20	12/26/13	2,000,000	1,994,686
FNMA	AAA	4.13	04/15/14	1,150,000	1,090,210
FNMA	AAA	4.25	07/15/07	1,000,000	992,593
FNMA	AAA	3.25	02/15/09	1,000,000	962,567
					13,324,175

3

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (2.7%)
International Paper Co.	BBB	4.25	01/15/09	250,000	244,286
Lubrizol Corp.	BBB-	5.50	10/01/14	250,000	243,854
Monsanto Co.	A-	4.00	05/15/08	250,000	244,912
PolyOne Corp.	B+	7.50	12/15/15	250,000	219,375
Praxair, Inc.	A	6.90	11/01/06	500,000	500,539
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	258,099
					1,711,065
CONSUMER, CYCLICAL (7.2%)
Belo Corporation	BBB	8.00	11/01/08	250,000	261,290
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	247,846
Comcast Cable Communications	BBB+	6.20	11/15/08	250,000	254,892
Coors Brewing Co	BBB	6.38	05/15/12	250,000	259,966
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	250,000	242,300
Daimlerchrysler	BBB	4.05	06/04/08	100,000	97,651
Dow Jones & Co.	BBB+	3.88	02/15/08	100,000	98,054
Ethan Allen Interiors	A-	5.38	10/01/15	250,000	237,761
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	238,173
Kellwood, Co.	BB	7.88	07/15/09	250,000	250,033
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	245,289
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,795
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	245,563
Quebecor World, Inc.	B+	4.88	11/15/08	250,000	238,750
RadioShack Corp.	BBB-	7.38	05/15/11	250,000	259,077
Scholastic Corp.	BB	5.00	04/15/13	250,000	223,139
Stanley Works	A	3.50	11/01/07	250,000	245,120
Target Corp.	A+	5.38	06/15/09	250,000	252,279
Wendy’s International, Inc.	BB+	6.25	11/15/11	200,000	198,272
					4,584,257
CONSUMER, NON-CYCLICAL (2.0%)
General Mills, Inc.	BBB+	2.63	10/24/06	250,000	249,604
Kellogg Co.	BBB+	2.88	06/01/08	250,000	240,591
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	255,576
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	256,087
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	261,807
					1,263,665

4

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
ENERGY (1.2%)
Anadarko Petroleum	BBB-	3.25	05/01/08	250,000	241,656
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	246,239
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	247,544
					735,439
FINANCIAL (12.3%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	241,643
American Honda Fin.	A+	3.85	11/06/08	250,000	243,090
Berkshire Hathaway Fin	AAA	4.20	12/15/10	250,000	241,543
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	243,136
Capital One Bank	BBB+	5.75	09/15/10	250,000	253,656
Colonial Properties Tr.	BBB-	4.80	04/01/11	200,000	192,261
Deere Capital Corp.	A-	3.90	01/15/08	500,000	491,581
Developers Divers Rlty.	BBB	5.00	05/03/10	200,000	197,384
First Horizon Mtge. Trust	AAA	5.00	06/25/33	533,158	527,399
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	465,595
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	245,344
Ford Motor Credit Co.	B	7.38	10/28/09	250,000	242,951
GATX Financial Corp.	BBB	5.13	04/15/10	150,000	148,190
GE Capital Corp.	AAA	5.45	01/15/13	500,000	506,106
GMAC	BB	0.00	12/01/12	500,000	323,360
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	250,000	243,257
Lehman Brothers Hlds.	A+	4.00	01/22/08	250,000	246,015
Markel Corp.	BBB-	6.80	02/15/13	150,000	154,793
Markel Corp.	BBB-	7.00	05/15/08	100,000	102,020
National City Bank	A+	3.38	10/15/07	250,000	244,599
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	245,523
Northern Trust Co.	AA-	2.88	12/15/06	250,000	248,691
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	259,904
SLM Corp.	A	4.00	01/15/09	250,000	243,483
Shurgard Storage Centers, Inc.	A-	7.75	02/22/11	250,000	270,433
Textron Finance Corp.	A-	2.69	10/03/06	250,000	250,000
US Bank NA	AA	2.85	11/15/06	250,000	249,268
Union Planters Bank	A+	5.13	06/15/07	250,000	249,693
Wells Fargo & Company	AA	3.50	04/04/08	250,000	244,057
					7,814,975

5

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
HEALTHCARE (1.2%)
UnitedHealth Group	A	3.38	08/15/07	250,000	245,844
WellPoint, Inc.	BBB+	4.25	12/15/09	250,000	242,592
Wyeth	A	5.50	03/15/13	250,000	251,152
					739,588
INDUSTRIAL (2.9%)
Bunge, Ltd.	BBB	5.35	04/15/14	250,000	239,442
Deluxe Corp.	BB+	3.50	10/01/07	250,000	237,500
Donnelley R.R. & Sons	A-	4.95	04/01/14	250,000	224,963
Lafarge Corp.	BBB	6.50	07/15/08	200,000	203,347
Masco Corp.	BBB+	5.88	07/15/12	200,000	199,320
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	749,820
					1,854,392
TECHNOLOGY (0.8%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	255,501
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	251,052
					506,553
TELECOMMUNICATIONS (0.8%)
Nextel Communications, Inc.	BBB+	5.25	01/15/10	250,000	245,938
Verizon Global	A	4.00	01/15/08	250,000	246,014
					491,952
UTILITIES (2.2%)
Duke Energy Corp.	BBB+	4.50	04/01/10	250,000	244,173
Kinder Morgan	BBB	5.15	03/01/15	250,000	224,636
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	200,000	190,285
Progress Energy, Inc.	BBB	5.25	12/15/15	250,000	245,815
Telecom de Puerto Rico	BBB+	6.80	05/15/09	250,000	256,163
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	250,000	241,823
					1,402,895

TOTAL LONG-TERM DEBT SECURITIES (Cost: $63,238,285) 97.7%					61,938,064

*Ratings as per Standard & Poor’s Corporation.

6

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.5%)
Anheuser-Busch Co.	5.28	10/02/06	962,000	961,718

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $961,718) 1.5%				961,718

TOTAL INVESTMENTS (Cost: $64,200,003) 99.2%				62,899,782

OTHER NET ASSETS 0.8%				529,270

NET ASSETS 100.0%				$63,429,052

Abbreviations: FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA= Government National Mortgage Association

NR = Not Rated

(1) U.S. Government guaranteed ecurity.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was $1,933,387, or 3.1 % of the Fund’s total investments as of September 30, 2006.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Bond Fund are:

Unrealized Appreciation	$184,790
Unrealized Depreciation	(1,485,011)
Net	$(1,300,221)
Cost of Investments	$64,200,003

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (12.4%)
Federal Farm Credit Corp.	AAA	4.75	10/02/06	9,715,000	9,712,436
Federal Natl. Mtg. Assoc.	AAA	5.07	10/10/06	1,825,000	1,822,429
					11,534,865

COMMERCIAL PAPER (87.6%)
7-Eleven, Inc.	A1+/P1	5.22	10/18/06	2,600,000	2,593,205
Abbott Labs	A1+/P1	5.21	10/10/06	2,600,000	2,596,213
American Express Credit Corp.	A1/P1	5.24	10/25/06	2,300,000	2,291,612
American Express Credit Corp.	A1/P1	5.25	10/25/06	400,000	398,538
Anheuser-Busch Co.	A1/P1	5.30	10/06/06	1,911,000	1,909,312
Anheuser-Busch Co.	A1/P1	5.30	10/02/06	800,000	799,764
Caterpillar, Inc.	A1/P1	5.35	10/13/06	2,700,000	2,694,783
Coca-Cola Company	A1/P1	5.19	11/28/06	2,700,000	2,677,031
Coca-Cola Enter	A1/P1	5.22	10/19/06	2,100,000	2,094,200
Coca-Cola Enter	A1/P1	5.22	11/02/06	600,000	597,127
Colgate-Palmolive Corp	A1+/P1	5.19	10/26/06	2,700,000	2,689,875
DuPont EI Nemour (Res)	A1/P1	5.20	10/24/06	2,190,000	2,182,404
DuPont EI Nemour (Res)	A1/P1	5.20	10/30/06	500,000	497,833
Emerson Electric	A1/P1	5.21	10/13/06	600,000	598,871
Emerson Electric Co.	A1/P1	5.25	10/11/06	2,100,000	2,096,630
Executive Jets Inc.	A1+/P1	5.21	10/10/06	2,650,000	2,646,159
Gannett Co., Inc.	A1/P1	5.21	10/13/06	2,700,000	2,694,914
General Dynamics Corp.	A1/P1	5.21	10/12/06	306,000	305,467
General Electric Capital Corp.	A1+/P1	5.23	11/24/06	1,400,000	1,388,809
General Electric Capital Corp.	A1+/P1	5.24	10/26/06	1,350,000	1,344,877
Hershey Foods	A1/P1	5.19	10/25/06	2,000,000	1,992,788
Hershey Foods	A1/P1	5.20	10/04/06	637,000	636,631
Home Depot, Inc.	A1+/P1	5.36	10/02/06	2,700,000	2,699,196
IBM Corp.	A1/P1	5.25	10/03/06	2,700,000	2,698,818
Kimberly Clark WW	A1+/P1	5.24	10/05/06	800,000	799,416
Kimberly Clark WW	A1+/P1	5.19	10/05/06	500,000	499,638
Lowe’s Companies, Inc.	A1/P1	5.35	10/02/06	2,700,000	2,699,197
Medtronic, Inc.	A1+/P1	5.23	10/10/06	2,600,000	2,596,197
Minnesota Mining & Mfg. Co.	A1+/P1	5.20	11/27/06	2,500,000	2,478,961
Minnesota Mining & Mfg. Co.	A1+/P1	5.20	10/27/06	355,000	353,610
National Rural Utilities	A1/P1	5.25	10/26/06	1,000,000	996,206
National Rural Utilities	A1/P1	5.25	10/10/06	900,000	898,683
National Rural Utilities	A1/P1	5.25	10/05/06	500,000	499,634

1

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITES:
COMMERCIAL PAPER (Cont’d.)
National Rural Utilities	A1/P1	5.25	10/19/06	295,000	294,182
Nestle Capital Corp.	A1+/P1	5.22	10/05/06	1,950,000	1,948,586
Nestle Capital Corp.	A1+/P1	5.21	10/10/06	500,000	499,274
Nestle Capital Corp.	A1+/P1	5.20	10/06/06	250,000	249,783
New Jersey Natural Gas	A1/P1	5.25	10/19/06	2,200,000	2,193,903
New Jersey Natural Gas	A1/P1	5.22	10/12/06	500,000	499,129
Novartis Finance Corp.	A1+/P1	5.33	10/02/06	1,900,000	1,899,437
Novartis Finance Corp.	A1+/P1	5.23	10/03/06	800,000	799,651
Pitney Bowes	A1/P1	5.20	10/10/06	1,700,000	1,697,533
Pitney Bowes	A1/P1	5.20	10/24/06	300,000	298,960
Target Corporation	A1/P1	5.28	10/10/06	2,700,000	2,696,039
UPS	A1+/P1	5.19	10/02/06	2,500,000	2,499,278
Unilever Capital	A1/P1	5.35	10/02/06	2,700,000	2,699,197
Wal-Mart Stores	A1+/P1	5.21	10/05/06	2,700,000	2,698,039
Washington Gas Light Co.	A1/P1	5.25	10/10/06	2,700,000	2,696,061
XTRA, Inc.	A1+/P1	5.25	10/25/06	1,362,000	1,357,031
XTRA, Inc.	A1+/P1	5.26	10/18/06	1,000,000	997,366
XTRA, Inc.	A1+/P1	5.23	10/13/06	300,000	299,432
					81,269,480

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $92,804,345) 100.0%					92,804,345

OTHER NET ASSETS 0.0% (1)					110,721

NET ASSETS 100.0%					$92,915,066

*  Ratings as per Standard & Poor’s Corporation.

(1)  Less than 0.05%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Money Market Fund are:

2

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net	$—
Cost of Investments	$92,804,345

3

ITEM 2.                        CONTROLS AND PROCEDURES.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                        EXHIBITS.

Attached hereto.

Exhibit 99               Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 27, 2006

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 27, 2006